                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]

     File No. 33-79482

     Pre-Effective Amendment No.                                    [ ]

     Post-Effective Amendment No. 22                                [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

     File No. 811-8532

     Amendment No. 22                                               [X]

                        (Check appropriate box or boxes.)

               AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: March 31, 2005

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on March 31, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

March 31, 2005

American Century Investments
prospectus

Investor Class
Institutional Class

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

EFFECTIVE SEPTEMBER 29, 2004, THE STRATEGIC ALLOCATION: AGGRESSIVE FUND,
STRATEGIC ALLOCATION: CONSERVATIVE FUND AND STRATEGIC ALLOCATION: MODERATE FUND
WERE CLOSED TO NEW RETAIL INVESTORS, BUT ARE AVAILABLE THROUGH FINANCIAL
INTERMEDIARIES. ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF SEPTEMBER 29, 2004,
MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL GAINS
DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more.* Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

* You'll notice that this prospectus includes information about Investor
  Class and Institutional Class shares. Investor Class shares are available directly from American Century and Institutional Class shares are offered primarily through employer-sponsored retirement plans, banks, broker-dealers and insurance companies. Please be aware of which class you are considering or already own.

American Century Investments
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

        [graphic of triangle]

        TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND AND INTEREST
        INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds' asset allocation strategies diversify investments among equity securities, bonds and money market instruments.

* STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

* STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

* STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios, and they diversify the funds' equity investments among small, medium and large companies.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following table indicates each fund's neutral mix, that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

                            EQUITY          FIXED-INCOME OR      CASH
                            SECURITIES      DEBT SECURITIES      EQUIVALENTS
FUND                        (STOCKS)        (BONDS)              (MONEY MARKETS)
--------------------------------------------------------------------------------
Strategic Allocation:       45%             45%                  10%
Conservative
--------------------------------------------------------------------------------
Strategic Allocation:       63%             31%                  6%
Moderate
--------------------------------------------------------------------------------
Strategic Allocation:       78%             20%                  2%
Aggressive
--------------------------------------------------------------------------------

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2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* INTEREST RATE RISK - Generally, when interest rates rise, the value of a fund's fixed-income securities will decline. The opposite is true when interest rates decline.

* CREDIT RISK - The value of a fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

Annual Total Returns

The following bar charts show the performance of the funds' Investor Class shares for each full calendar year in the life of the class. They indicate the volatility of the funds' historical returns from year to year. Account fees are not reflected in the charts below. If they had been included, returns would be lower than those shown. The returns of the Institutional Class shares will differ from those shown in the chart, depending on the expenses of that class.

STRATEGIC ALLOCATION: CONSERVATIVE FUND - INVESTOR CLASS

1997   12.84%
1998   10.53%
1999   11.17%
2000    4.89%
2001    0.94%
2002   -4.91%
2003   14.75%
2004    7.66%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Conservative                  9.40% (4Q 1999)                  -5.71% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: MODERATE FUND - INVESTOR CLASS

1997   15.24%
1998   12.75%
1999   22.28%
2000    0.25%
2001   -4.28%
2002   -9.49%
2003   22.61%
2004    9.77%

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4

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Moderate                    17.38% (4Q 1999)                    -9.61% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: AGGRESSIVE FUND - INVESTOR CLASS

1997    16.23%
1998    13.80%
1999    33.83%
2000    -2.50%
2001    -9.27%
2002   -14.03%
2003    27.84%
2004    11.61%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Aggressive                  25.34% (4Q 1999)                  -12.40% (3Q 2002)
--------------------------------------------------------------------------------

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5

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds'
Investor Class shares calculated three different ways. An additional table shows the average annual total returns of the funds' Institutional Class shares calculated before the impact of taxes.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares. After-tax returns for the
Institutional Class shares will vary.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004               1 YEAR       5 YEARS      LIFE OF CLASS (1)
-------------------------------------------------------------------------------------------------------
Strategic Allocation:
Conservative
Return Before Taxes                                         7.66%        4.46%        7.08%
Return After Taxes on Distributions                         6.28%        2.89%        5.14%
Return After Taxes on Distributions                         5.57%        2.94%        4.99%
   and Sale of Fund Shares
S&P 500 Index                                               10.88%      -2.30%        9.21%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                        4.34%        7.71%        6.85%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                             1.38%        2.67%        3.66%(2)
   (reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Return Before Taxes                                         9.77%        3.17%        8.30%
Return After Taxes on Distributions                         9.23%        1.81%        6.78%
Return After Taxes on Distributions                         6.90%        1.96%        6.37%
   and Sale of Fund Shares
S&P 500 Index                                               10.88%      -2.30%        9.21%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                        4.34%        7.71%        6.85%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                             1.38%        2.67%        3.66%(2)
   (reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE FUNDS' INVESTOR CLASS WAS FEBRUARY 15, 1996.

(2) SINCE FEBRUARY 29, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

------
6

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                1 YEAR      5 YEARS      LIFE OF CLASS (1)
-------------------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
Return Before Taxes                                          11.61%      1.65%        8.77%
Return After Taxes on Distributions                          11.45%      0.67%        7.66%
Return After Taxes on Distributions                           7.73%      0.89%        7.09%
   and Sale of Fund Shares
S&P 500 Index                                                10.88%     -2.30%        9.21%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                          4.34%      7.71%        6.85%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                               1.38%      2.67%        3.66%(2)
   (reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE FUND'S INVESTOR CLASS WAS FEBRUARY 15, 1996.

(2) SINCE FEBRUARY 29, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                 1 YEAR         LIFE OF CLASS (1)
----------------------------------------------------------------------------------------------
Strategic Allocation: Conservative
Return Before Taxes                                           7.87%          5.08%
S&P 500 Index                                                 10.88%         -2.16%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                          4.34%          7.59%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                               1.38%          2.26%(2)
   (reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Return Before Taxes                                           9.98%          3.61%
S&P 500 Index                                                 10.88%         -2.16%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                          4.34%          7.59%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                               1.38%          2.26%(2)
   (reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
Return Before Taxes                                           11.66%         1.75%
S&P 500 Index                                                 10.88%         -2.16%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                          4.34%          7.59%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                               1.38%          2.26%(2)
   (reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE FUNDS' INSTITUTIONAL CLASS WAS AUGUST 1, 2000.

(2) SINCE JULY 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

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7

FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the same class of shares of other American Century funds

* to redeem your shares, other than a $10 fee to redeem by wire

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Investor Class (all funds)
  Maximum Account Maintenance Fee                                   $25(1)
--------------------------------------------------------------------------------

(1) APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
    AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
    Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            DISTRIBUTION     OTHER           TOTAL ANNUAL
                           MANAGEMENT       AND SERVICE      EXPENSES(2)     FUND OPERATING
                           FEE(1)           (12B-1) FEES                     EXPENSES
---------------------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  Investor Class             0.99%            None             0.00%           0.99%
---------------------------------------------------------------------------------------------
  Institutional Class        0.79%            None             0.00%           0.79%
---------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  Investor Class             1.07%            None             0.00%           1.07%
---------------------------------------------------------------------------------------------
  Institutional Class        0.87%            None             0.00%           0.87%
---------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  Investor Class             1.20%            None             0.00%           1.20%
---------------------------------------------------------------------------------------------
  Institutional Class        1.00%            None             0.00%           1.00%
---------------------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
    HAVE STEPPED-FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
    GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
    ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
    EXPLANATION OF STRATEGY ASSETS.

(2) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

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8

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  Investor Class              $101         $314          $545          $1,208
--------------------------------------------------------------------------------
  Institutional Class         $81          $252          $438          $975
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  Investor Class              $109         $339          $588          $1,300
--------------------------------------------------------------------------------
  Institutional Class         $89          $277          $481          $1,069
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  Investor Class              $122         $380          $657          $1,447
--------------------------------------------------------------------------------
  Institutional Class         $102         $318          $551          $1,219
--------------------------------------------------------------------------------

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9

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

* STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

* STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

* STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

        [graphic of triangle]

        THE NAMES OF THE THREE ASSET ALLOCATION FUNDS OFFERED IN THIS PROSPECTUS
        ARE INTENDED TO REFLECT THE RELATIVE SHORT-TERM PRICE VOLATILITY RISK
        AMONG THE FUNDS AND ARE NOT AN INDICATION OF THE ADVISOR'S ASSESSMENT OF
        THE RISKINESS OF THE FUNDS AS COMPARED TO OTHER MUTUAL FUNDS, INCLUDING
        OTHER MUTUAL FUNDS WITHIN THE AMERICAN CENTURY FAMILY OF FUNDS.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' asset allocation strategies diversify investments among equity securities, bonds and money market instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversify the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' portfolio managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization.
The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

------
10

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade government, corporate, asset-backed and similar securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic
Allocation: Moderate may invest up to 5% of its assets, and Strategic
Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the portfolio managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The funds may invest a portion of their assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these
U.S. government securities are backed by the full faith and credit of the U.S.
government as to payment of interest and repayment of principal. Guarantees by
Ginnie Mae are backed by the full faith and credit of the U.S. government.
However, guarantees by Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although they are authorized to borrow from the U.S. Treasury to meet their obligations.

Securities may be sold when the portfolio managers believe they no longer represent attractive investment opportunities.

The following table shows the operating ranges within which each fund's asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

OPERATING RANGES

                                       EQUITY            FIXED INCOME OR      CASH
                                       SECURITIES        DEBT SECURITIES      EQUIVALENTS
FUND                                   (STOCKS)          (BONDS)              (MONEY MARKETS)
-----------------------------------------------------------------------------------------------
Strategic Allocation: Conservative     39-51%            38-52%               5-20%
-----------------------------------------------------------------------------------------------
Strategic Allocation: Moderate         53-73%            21-41%               0-15%
-----------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive       60-90%            10-30%               0-15%
-----------------------------------------------------------------------------------------------

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

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11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down, depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

        [graphic of triangle]

        FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
        RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD & POOR'S. EACH
        SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT EACH TRIES TO
        INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF INTEREST AND
        PRINCIPAL. A DETAILED DESCRIPTION OF SROS, THEIR RATINGS SYSTEMS AND
        WHAT WE DO IF A SECURITY ISN'T RATED IS INCLUDED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

The value of the funds' fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive
may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Although the portfolio managers intend to invest the funds' assets primarily in
U.S. securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds'
investment strategies.

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12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. The advisor has hired American Century Global Investment
Management, Inc. (ACGIM) to make the day-to-day investment decisions for the international and emerging markets equity portions of the funds. ACGIM performs this function under the supervision of the advisor and the funds' Board of
Directors. ACGIM has been managing mutual funds since January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New York 10017. Prior to
January 2005 the international and emerging markets equity portions of the funds were managed by ACGIM'S parent company, ACIM. This change in investment advisor for the international and emerging markets equity portions of the funds is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

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13

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004               INVESTOR CLASS       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative                       0.99%                0.79%
--------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate                           1.07%                0.87%
--------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive                         1.20%                1.00%
--------------------------------------------------------------------------------------------------

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the funds.
The following portfolio managers share overall responsibility for coordinating the funds' activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Balanced, Equity Growth, Income &
Growth, My Retirement Portfolios and One Choice Portfolios. He joined American
Century as a portfolio manager in January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 and became a portfolio manager in February 2001. She has a bachelor's degree in economics from Harvard University and a master's degree in International Policy from
Stanford University.

IRINA TORELLI (ASSET ALLOCATION)

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since May 2000. She joined American Century in July 1997 as an analyst and became a portfolio manager in February 2005. She has a degree in electrical engineering from the University of Rome and a master's degree in engineering-economic systems and operations research from Stanford University.
She is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by these portfolio managers, the structure of their compensation and their ownership of fund securities.

Responsibility for research, stock selection and portfolio construction for specified portions of the funds has been allocated among portfolio teams representing various investment disciplines and strategies employed by other
American Century funds. Representatives of these teams are identified below.

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14

MARK MALLON (LARGE-CAP VALUE)

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team since December 2000. He joined American Century in April 1997 as managing director of value and quantitative equities. In 1999, he was named chief investment officer - value and quantitative equities and served in that capacity until being named to his current position in 2002. Before joining
American Century, he spent 19 years at Federated Investors, most recently serving as president and portfolio manager of Federated Investment Counseling.
Mr. Mallon has a bachelor of arts from Westminster College and an MBA from
Cornell University. He is a CFA charterholder.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a portfolio manager since March 1993. He joined American Century in September 1990. He has a bachelor of business administration (management) and an MBA in finance from
Texas Christian University. He is a CFA charterholder.

DENISE LATCHFORD (CASH)

Ms. Latchford, Vice President, Senior Portfolio Manager and Director of Money
Fund Investments, has been a member of the team that manages the funds since
January 1998. She also is a member of the team that manages Prime Money Market.
She joined American Century in 1988, become a member of its investment management department in 1991 and became a portfolio manager in June 1995. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997.
He became a portfolio manager for the Growth team in June 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Capital Value since its inception in March 1999 and
Large Company Value since its inception in July 1999. He joined American Century in December 1998 as a portfolio manager. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since he joined American Century as a portfolio manager in October
2004. Prior to joining American Century, he was chief investment officer and managing partner with Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder
Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from Brandeis University, an MA in economics from the University of
Chicago and an MBA in finance from the University of Chicago.

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15

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California - Berkeley.

SCOTT A. MOORE (VALUE)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the
University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL DIFLEY (HIGH-YIELD DEBT)

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team that manages the funds since November 2001. He joined American Century in July
1996 and became a portfolio manager in November 2001. He has a B.S. in business administration (finance concentration) from California Polytechnic State
University - San Luis Obispo. He is a Certified Public Accountant and a CFA
charterholder.

THOMAS P. VAIANA (CORE EQUITY)

Mr. Vaiana, Portfolio Manager, has been a member of the team since August 2000.
He joined American Century in February 1997 and became a portfolio manager in
August 2000. He has a bachelor's degree in business finance from California
State University.

For Strategic Allocation: Moderate and Strategic Allocation: Aggressive Only

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr. Donnelly, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September
1997. He joined American Century in August 1997. He has a bachelor of arts from
Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern
University. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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16

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

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17

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

*ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS

Investor Services Representative        Service Representative
1-800-345-2021                          1-800-345-3533

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

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18

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.

* The fund name

* Your American Century account number, if known*

* Your name

* The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                          INSTITUTIONAL CLASS
P.O. Box 419200                         P.O. Box 419385
Kansas City, MO 64141-6200              Kansas City, MO 64141-6385

Fax                                     Fax
816-340-7962                            816-340-4655

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

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19

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

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20

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The Institutional Class shares are made available for purchase by large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds' minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

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21

The following policies apply to Investor Class and Institutional Class shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. For Investor Class shares, if you do not meet the deadline, American Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption. For Institutional
Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

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22

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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23

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the funds' annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

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24

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized certain financial intermediaries to accept orders on each fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

------
25

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

* for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

* for funds that invest in debt securities, a debt security has been declared in default; or

* trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

------
26

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates, depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

------
27

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
28

TAXES ON TRANSACTIONS

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
29

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* STRATEGIC ALLOCATION: CONSERVATIVE-Investor Class, Institutional Class, A
  Class, B Class, C Class, R Class and Advisor Class

* STRATEGIC ALLOCATION: MODERATE-Investor Class, Institutional Class, A
  Class, B Class, C Class, R Class and Advisor Class

* STRATEGIC ALLOCATION: AGGRESSIVE-Investor Class, Institutional Class, A
  Class, B Class, C Class, R Class and Advisor Class

The shares offered by this prospectus are Investor Class shares and
Institutional Class shares. Investor Class and Institutional Class shares have no up-front or deferred charges, commissions or 12b-1 fees. Institutional Class shares are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described herein, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

------
30

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The funds'
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
31

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

-------------------------------------------------------------------------------------------
                                     2004     2003      2002        2001         2000
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,                     $5.36    $4.94     $5.26       $5.69      $5.69
Beginning of Period
-------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
   Net Investment Income(1)          0.08     0.09      0.13        0.16       0.19
----------------------------------
   Net Realized and                  0.35     0.42      (0.30)      0.02       0.19
   Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------
   Total From                        0.43     0.51      (0.17)      0.18       0.38
   Investment Operations
-------------------------------------------------------------------------------------------
Distributions
----------------------------------
   From Net Investment Income        (0.08)   (0.09)    (0.13)      (0.15)     (0.19)
----------------------------------
   From Net Realized Gains           (0.01)   -         (0.02)      (0.46)     (0.19)
-------------------------------------------------------------------------------------------
   Total Distributions               (0.09)   (0.09)    (0.15)      (0.61)     (0.38)
-------------------------------------------------------------------------------------------
Net Asset Value,                     $5.70    $5.36     $4.94       $5.26      $5.69
End of Period
===========================================================================================
   TOTAL RETURN(2)                   8.15%    10.43%    (3.23)%     3.37%      6.74%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets              0.99%       1.00%      1.00%     1.00%      1.00%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets              1.53%       1.65%      2.60%     3.06%      3.32%
----------------------------------
Portfolio Turnover Rate             260%        200%       111%      160%       149%
----------------------------------
Net Assets, End of Period
(in thousands)                  $355,675    $289,099   $239,410  $205,778   $168,037
-------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
32

STRATEGIC ALLOCATION: MODERATE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

---------------------------------------------------------------------------------------------
                                    2004         2003       2002      2001           2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value,                    $6.15        $5.40      $5.87     $6.92         $6.89
Beginning of Period
---------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
   Net Investment Income(1)         0.09         0.09       0.11      0.13          0.16
----------------------------------
   Net Realized and                 0.56         0.75       (0.47)    (0.26)        0.20
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
   Total From                       0.65         0.84       (0.36)    (0.13)        0.36
   Investment Operations
---------------------------------------------------------------------------------------------
Distributions
----------------------------------
   From Net Investment Income       (0.08)       (0.09)     (0.11)    (0.12)       (0.15)
----------------------------------
   From Net Realized Gains          -            -          -         (0.80)       (0.18)
---------------------------------------------------------------------------------------------
   Total Distributions              (0.08)       (0.09)     (0.11)    (0.92)       (0.33)
---------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $6.72        $6.15      $5.40     $5.87        $6.92
=============================================================================================
   TOTAL RETURN(2)                  10.61%       15.67%     (6.23)%   (2.37)%       5.20%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.07%        1.10%       1.10%     1.10%       1.10%
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                1.31%        1.56%       2.01%     2.20%       2.24%
----------------------------------
Portfolio Turnover Rate               197%         174%        147%      175%        153%
----------------------------------
Net Assets,
End of Period
(in thousands)                    $845,949     $633,675    $556,989   $564,586   $444,882
---------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
33

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

----------------------------------------------------------------------------------------------
                                    2004        2003       2002        2001        2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,                    $6.78       $5.78      $6.49       $7.89       $7.91
Beginning of Period
----------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
   Net Investment Income(1)         0.07        0.07        0.09        0.10        0.11
------------------------------
   Net Realized and                 0.74        1.00       (0.70)      (0.59)       0.30
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------
   Total From
   Investment Operations            0.81        1.07       (0.61)      (0.49)       0.41
----------------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net Investment Income       (0.06)      (0.07)     (0.10)      (0.09)       (0.08)
------------------------------
   From Net Realized Gains          -           -          -           (0.82)       (0.35)
----------------------------------------------------------------------------------------------
   Total Distributions              (0.06)      (0.07)     (0.10)      (0.91)       (0.43)
----------------------------------------------------------------------------------------------
Net Asset Value,                    $7.53       $6.78      $5.78       $6.49        $7.89
End of Period
==============================================================================================
   TOTAL RETURN(2)                  12.04%      18.82%     (9.59)%     (7.27)%      5.14%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.20%       1.20%       1.20%       1.20%      1.20%
------------------------------
Ratio of Net
Investment Income
to Average Net Assets                0.98%       1.17%       1.42%       1.53%      1.25%
------------------------------
Portfolio Turnover Rate               172%        169%        172%        184%       149%
------------------------------
Net Assets, End of Period
(in thousands)                   $592,634    $397,881    $300,644    $295,780   $311,193
----------------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
34

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

------------------------------------------------------------------------------------------
                                 2004       2003       2002        2001       2000(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,                 $5.36      $4.94      $5.26       $5.69      $5.68
Beginning of Period
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment Income(2)      0.09       0.09        0.14        0.17       0.07
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)        0.35       0.43       (0.30)      0.02       (0.01)
------------------------------------------------------------------------------------------
   Total From                    0.44       0.52       (0.16)      0.19       0.06
   Investment Operations
------------------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net
   Investment Income             (0.09)     (0.10)     (0.14)      (0.16)     (0.05)
-------------------------------
   From Net Realized Gains       (0.01)     -          (0.02)      (0.46)     -
------------------------------------------------------------------------------------------
   Total Distributions           (0.10)     (0.10)     (0.16)      (0.62)     (0.05)
------------------------------------------------------------------------------------------
Net Asset Value,                 $5.70      $5.36      $4.94       $5.26      $5.69
End of Period
==========================================================================================
   TOTAL RETURN(3)               8.36%      10.64%     (3.03)%     3.57%      1.10%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of
Operating Expenses
to Average Net Assets            0.79%       0.80%       0.80%     0.80%    0.80%(4)
-------------------------------
Ratio of Net
Investment Income
to Average Net Assets            1.73%       1.85%       2.80%     3.26%    3.70%(4)
-------------------------------
Portfolio Turnover Rate           260%        200%        111%      160%     149%(5)
-------------------------------
Net Assets, End of Period
(in thousands)                 $154,392    $147,602    $14,843   $14,922    $3,573
------------------------------------------------------------------------------------------

(1) AUGUST 1, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2000.

------
35

STRATEGIC ALLOCATION: MODERATE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------------------
                                  2004        2003       2002        2001        2000(1)
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value,                  $6.15       $5.40      $5.87       $6.93       $7.23
Beginning of Period
--------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
   Net Investment Income(2)       0.10        0.10        0.12        0.14        0.06
------------------------------
   Net Realized and               0.57        0.75       (0.47)      (0.27)      (0.31)
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
   Total From                     0.67        0.85       (0.35)      (0.13)      (0.25)
   Investment Operations
--------------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net
   Investment Income              (0.09)      (0.10)     (0.12)      (0.13)      (0.05)
------------------------------
   From Net
   Realized Gains                  -           -          -           (0.80)      -
--------------------------------------------------------------------------------------------
   Total Distributions            (0.09)      (0.10)     (0.12)      (0.93)      (0.05)
--------------------------------------------------------------------------------------------
Net Asset Value,                  $6.73       $6.15      $5.40       $5.87       $6.93
End of Period
============================================================================================
   TOTAL RETURN(3)                11.00%      15.89%     (6.04)%     (2.30)%     (3.53)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of
Operating Expenses
to Average Net Assets              0.87%       0.90%       0.90%      0.90%     0.90%(4)
------------------------------
Ratio of Net
Investment Income
to Average Net Assets              1.51%       1.76%       2.21%      2.40%     2.67%(4)
------------------------------
Portfolio Turnover Rate             197%        174%        147%       175%      153%(5)
------------------------------
Net Assets,
End of Period
(in thousands)                  $436,153    $291,856    $106,398   $113,763   $24,285
--------------------------------------------------------------------------------------------

(1) AUGUST 1, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2000.

------
36

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Institutional Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

----------------------------------------------------------------------------------------------
                                    2004       2003       2002        2001        2000(1)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,                    $6.79      $5.80      $6.50       $7.89       $8.50
Beginning of Period
----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment Income(2)         0.08       0.08        0.10        0.11        0.05
--------------------------------
   Net Realized and                 0.75       0.99       (0.69)      (0.59)      (0.66)
   Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------
   Total From                       0.83       1.07       (0.59)      (0.48)      (0.61)
   Investment Operations
----------------------------------------------------------------------------------------------
Distributions
--------------------------------
   From Net Investment Income       (0.07)     (0.08)     (0.11)      (0.09)      -
--------------------------------
   From Net Realized Gains          -          -          -           (0.82)      -
----------------------------------------------------------------------------------------------
   Total Distributions              (0.07)     (0.08)     (0.11)      (0.91)      -
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $7.55      $6.79      $5.80       $6.50       $7.89
==============================================================================================
   TOTAL RETURN(3)                  12.39%     18.82%     (9.23)%     (7.06)%     (7.18)%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of
Operating Expenses
to Average Net Assets                1.00%     1.00%       1.00%        1.00%     1.00%(4)
--------------------------------
Ratio of Net
Investment Income
to Average Net Assets                1.18%     1.37%       1.62%        1.73%     1.70%(4)
--------------------------------
Portfolio Turnover Rate               172%      169%        172%         184%      149%(5)
--------------------------------
Net Assets,
End of Period
(in thousands)                    $62,634    $36,408    $27,764      $31,219    $6,404
----------------------------------------------------------------------------------------------

(1) AUGUST 1, 2000 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2000.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2000.

------
37

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE                 FUND CODE        TICKER        NEWSPAPER LISTING
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  Investor Class                 044              TWSCX         StrConv
--------------------------------------------------------------------------------
  Institutional Class            344              ACCIX         StrConv
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  Investor Class                 045              TWSMX         StrMod
--------------------------------------------------------------------------------
  Institutional Class            345              ASAMX         StrMod
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  Investor Class                 046              TWSAX         StrAgg
--------------------------------------------------------------------------------
  Institutional Class            346              AAAIX         StrAgg
--------------------------------------------------------------------------------

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
americancentury.com

Investor Class                          Institutional Class
P.O. Box 419200                         P.O. Box 419385
Kansas City, Missouri 64141-6200        Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575          1-800-345-3533 or 816-531-5575

0503
SH-PRS-41805

March 31, 2005

American Century
Investments
prospectus

A Class
B Class
C Class
R Class
Advisor Class

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of TOTAL RETURN consistent with its asset mix.

        [graphic of triangle]

        TOTAL RETURN INCLUDES CAPITAL APPRECIATION PLUS DIVIDEND AND INTEREST
        INCOME.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES?

The funds' asset allocation strategies diversify investments among equity securities, bonds and money market instruments.

* STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

* STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

* STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios, and they diversify the funds' equity investments among small, medium and large companies.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in below investment-grade (high-yield) securities.

The following table indicates each fund's neutral mix, that is, how each fund's investments generally will be allocated among the major asset classes over the long term.

                            EQUITY          FIXED-INCOME OR      CASH
                            SECURITIES      DEBT SECURITIES      EQUIVALENTS
FUND                        (STOCKS)        (BONDS)              (MONEY MARKETS)
--------------------------------------------------------------------------------
Strategic Allocation:       45%             45%                  10%
Conservative
--------------------------------------------------------------------------------
Strategic Allocation:       63%             31%                  6%
Moderate
--------------------------------------------------------------------------------
Strategic Allocation:       78%             20%                  2%
Aggressive
--------------------------------------------------------------------------------

------
2

WHAT ARE THE FUNDS' PRINCIPAL RISKS?

* MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

* INTEREST RATE RISK - Generally, when interest rates rise, the value of a fund's fixed-income securities will decline. The opposite is true when interest rates decline.

* CREDIT RISK - The value of a fund's fixed-income securities will be affected adversely by any erosion in the ability of the issuers of these securities to make interest and principal payments as they become due.

* PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

        [graphic of triangle]

        AN INVESTMENT IN THE FUNDS IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
3

FUND PERFORMANCE HISTORY

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for each full calendar year in the life of the class. It indicates the volatility of the funds' historical returns from year to year. The return of the funds' other classes of shares will differ from the Advisor Class returns shown in the chart, depending on the expenses of those classes.

STRATEGIC ALLOCATION: CONSERVATIVE FUND - ADVISOR CLASS

1997    12.75%
1998    10.19%
1999    10.97%
2000     4.64%
2001     0.69%
2002    -5.16%
2003    14.46%
2004     7.40%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                              HIGHEST                          LOWEST
--------------------------------------------------------------------------------
Conservative                  9.34% (4Q 1999)                  -5.77% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: MODERATE FUND - ADVISOR CLASS

1997      14.77%
1998      12.55%
1999      22.03%
2000      -0.13%
2001      -4.51%
2002      -9.75%
2003      22.34%
2004       9.51%

------
4

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                             LOWEST
--------------------------------------------------------------------------------
Moderate                    17.32% (4Q 1999)                    -9.50% (3Q 2002)
--------------------------------------------------------------------------------

STRATEGIC ALLOCATION: AGGRESSIVE FUND - ADVISOR CLASS

1997      15.94%
1998      13.53%
1999      33.38%
2000      -2.64%
2001      -9.48%
2002     -14.24%
2003      27.52%
2004      11.20%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                            HIGHEST                           LOWEST
--------------------------------------------------------------------------------
Aggressive                  25.28% (4Q 1999)                  -12.58% (3Q 2002)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares calculated three different ways. An additional table shows the average annual total returns of Strategic Allocation: Moderate and Strategic
Allocation: Aggressive C Class shares calculated before the impact of taxes.
Because the funds' A and B Class shares and Strategic Allocation: Conservative's
C Class shares did not have a full calendar year's worth of performance, they are not included. Because the R Class of Strategic Allocation: Conservative and
Strategic Allocation: Aggressive were not in operation as of the calendar year end, they are not included.

Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Class shares. After-tax returns for other share classes will vary.

------
5

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

ADVISOR CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004              1 YEAR      5 YEARS      LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------------------
Strategic Allocation:
Conservative
Return Before Taxes                                        7.40%       4.20%        6.95%
Return After Taxes on Distributions                        6.08%       2.73%        5.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                                 5.38%       2.77%        4.89%
S&P 500 Index                                              10.88%      -2.30%       8.78%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                       4.34%       7.71%        7.13%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                            1.38%       2.67%        3.55%(2)
   (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Return Before Taxes                                        9.51%       2.89%        7.88%
Return After Taxes on Distributions                        9.03%       1.61%        6.41%
Return After Taxes on Distributions
   and Sale of Fund Shares                                 6.69%       1.77%        6.03%
S&P 500 Index                                              10.88%      -2.30%       8.78%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                       4.34%       7.71%        7.13%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                            1.38%       2.67%        3.55%(2)
   (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
Return Before Taxes                                        11.20%      1.39%        8.25%
Return After Taxes on Distributions                        11.08%      0.50%        7.14%
Return After Taxes on Distributions                        7.41%       0.71%        6.61%
   and Sale of Fund Shares
S&P 500 Index                                              10.88%      -2.30%       8.78%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                       4.34%       7.71%        7.13%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                            1.38%       2.67%        3.55%(2)
   (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE FUNDS' ADVISOR CLASS IS OCTOBER 2, 1996.

(2) SINCE SEPTEMBER 30, 1996, THE DATE CLOSEST TO THE CLASS'S INCEPTION
    FOR WHICH DATA IS AVAILABLE.

------
6

C CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                   1 YEAR        LIFE OF CLASS(1)
-----------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Return Before Taxes                                             8.68%         7.08%
S&P 500 Index                                                   10.88%        6.58%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                            4.34%         5.72%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                                 1.38%         1.39%(2)
   (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
Return Before Taxes                                             10.33%        6.14%
S&P 500 Index                                                   10.88%        3.78%(3)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                            4.34%         5.80%(3)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                                 1.38%         1.35%(3)
   (reflects no deductions for fees, expenses or taxes)
-----------------------------------------------------------------------------------------------

(1) THE INCEPTION DATES FOR THE FUNDS' C CLASS ARE: STRATEGIC ALLOCATION:
    MODERATE, OCTOBER 2, 2001; AND STRATEGIC ALLOCATION: AGGRESSIVE, NOVEMBER 27, 2001.

(2) SINCE SEPTEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION
    FOR WHICH DATA IS AVAILABLE.

(3) SINCE NOVEMBER 30, 2001, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

R CLASS
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004                 1 YEAR      LIFE OF CLASS(1)
-------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Return Before Taxes                                           9.23%       13.89%
S&P 500 Index                                                 10.88%      16.84%(2)
   (reflects no deductions for fees, expenses or taxes)
Lehman Brothers U.S. Aggregate Index                          4.34%       5.53%(2)
   (reflects no deductions for fees, expenses or taxes)
90-Day U.S. Treasury Bill Index                               1.38%       1.27%(2)
   (reflects no deductions for fees, expenses or taxes)
-------------------------------------------------------------------------------------------

(1) THE INCEPTION DATE FOR THE FUND'S R CLASS IS AUGUST 29, 2003.

(2) SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR
    WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will perform in the future.

For current performance information, please call us at 1-800-378-9878.

------
7

FEES AND EXPENSES

The following tables describe the fees and expenses you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                   A CLASS   B CLASS    C CLASS   R CLASS  ADVISOR CLASS
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)                        5.75%     None       None      None     None
   Imposed on Purchases
   (as a percentage of offering price)
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)               None(1)   5.00%(2)   1.00%(3)  None     None
   (as a percentage of the original offering
   price for B Class shares or the lower
   of the original offering price or redemption
   proceeds for A and C Class shares)
----------------------------------------------------------------------------------------------------------

(1) INVESTMENTS OF $1 MILLION OR MORE IN A CLASS SHARES MAY BE SUBJECT TO
    A CONTINGENT DEFERRED SALES CHARGE OF 1.00% IF THE SHARES ARE REDEEMED
    WITHIN ONE YEAR OF THE DATE OF PURCHASE.

(2) THE CHARGE IS 5.00% DURING THE FIRST YEAR AFTER PURCHASE, DECLINES
    OVER THE NEXT FIVE YEARS AS SHOWN ON PAGE 19, AND IS ELIMINATED AFTER SIX
    YEARS.

(3) THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE, AND IS
    ELIMINATED THEREAFTER.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                   DISTRIBUTION                 TOTAL ANNUAL
                    MANAGEMENT     AND SERVICE      OTHER       FUND OPERATING
                    FEE(1)         (12B-1) FEES     EXPENSES    EXPENSES
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  A Class           0.99%          0.25%(2)         0.00%(3)    1.24%
--------------------------------------------------------------------------------
  B Class           0.99%          1.00%(2)         0.00%(3)    1.99%
--------------------------------------------------------------------------------
  C Class           0.99%          1.00%(2)         0.00%(3)    1.99%
--------------------------------------------------------------------------------
  R Class           0.99%          0.50%(2)         0.00%(4)    1.49%
--------------------------------------------------------------------------------
  Advisor Class     0.74%          0.50%(5)         0.00%(3)    1.24%
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  A Class           1.07%          0.25%(2)         0.00%(3)    1.32%
--------------------------------------------------------------------------------
  B Class           1.07%          1.00%(2)         0.00%(3)    2.07%
--------------------------------------------------------------------------------
  C Class           1.07%          1.00%(2)         0.00%(3)    2.07%
--------------------------------------------------------------------------------
  R Class           1.07%          0.50%(2)         0.00%(3)    1.57%
--------------------------------------------------------------------------------
  Advisor Class     0.82%          0.50%(5)         0.00%(3)    1.32%
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  A Class           1.20%          0.25%(2)         0.00%(3)    1.45%
--------------------------------------------------------------------------------
  B Class           1.20%          1.00%(2)         0.00%(3)    2.20%
--------------------------------------------------------------------------------
  C Class           1.20%          1.00%(2)         0.00%(3)    2.20%
--------------------------------------------------------------------------------
  R Class           1.20%          0.50%(2)         0.00%(4)    1.70%
--------------------------------------------------------------------------------
  Advisor Class     0.95%          0.50%(5)         0.00%(3)    1.45%
--------------------------------------------------------------------------------

(1) BASED ON ASSETS DURING THE FUNDS' MOST RECENT FISCAL YEAR. THE FUNDS
    HAVE STEPPED-FEE SCHEDULES. AS A RESULT, THE FUNDS' MANAGEMENT FEE RATES
    GENERALLY DECREASE AS STRATEGY ASSETS INCREASE AND INCREASE AS STRATEGY
    ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
    EXPLANATION OF STRATEGY ASSETS.

(2) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
    THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
    INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES FOR MORE
    INFORMATION, SEE Service, Distribution and Administrative Fees, PAGE 30.

(3) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
    LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4) OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUNDS'
    INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
    EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

(5) THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
    THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
    INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
    RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
    INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
    UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
    FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
    IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
    Distribution and Administrative Fees, PAGE 30.

------
8

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  A Class                 $694           $944            $1,214          $1,981
--------------------------------------------------------------------------------
  B Class                 $601           $920            $1,164          $2,105
--------------------------------------------------------------------------------
  C Class                 $201           $620            $1,064          $2,295
--------------------------------------------------------------------------------
  R Class                 $151           $469            $809            $1,767
--------------------------------------------------------------------------------
  Advisor Class           $126           $392            $678            $1,492
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  A Class                 $701           $968            $1,254          $2,065
--------------------------------------------------------------------------------
  B Class                 $609           $944            $1,204          $2,188
--------------------------------------------------------------------------------
  C Class                 $209           $644            $1,104          $2,377
--------------------------------------------------------------------------------
  R Class                 $159           $493            $850            $1,854
--------------------------------------------------------------------------------
  Advisor Class           $134           $417            $720            $1,581
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  A Class                 $713           $1,005          $1,318          $2,199
--------------------------------------------------------------------------------
  B Class                 $621           $983            $1,269          $2,322
--------------------------------------------------------------------------------
  C Class                 $221           $683            $1,169          $2,508
--------------------------------------------------------------------------------
  R Class                 $172           $533            $917            $1,993
--------------------------------------------------------------------------------
  Advisor Class           $147           $456            $788            $1,724
--------------------------------------------------------------------------------

The table above reflects a deduction for charges payable upon redemption. You would pay the following expenses if you did not redeem your shares and thus did not incur such charges.

                        1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  A Class                 $694           $944            $1,214          $1,981
--------------------------------------------------------------------------------
  B Class                 $201           $620            $1,064          $2,105
--------------------------------------------------------------------------------
  C Class                 $201           $620            $1,064          $2,295
--------------------------------------------------------------------------------
  R Class                 $151           $469            $809            $1,767
--------------------------------------------------------------------------------
  Advisor Class           $126           $392            $678            $1,492
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  A Class                 $701           $968            $1,254          $2,065
--------------------------------------------------------------------------------
  B Class                 $209           $644            $1,104          $2,188
--------------------------------------------------------------------------------
  C Class                 $209           $644            $1,104          $2,377
--------------------------------------------------------------------------------
  R Class                 $159           $493            $850            $1,854
--------------------------------------------------------------------------------
  Advisor Class           $134           $417            $720            $1,581
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  A Class                 $713           $1,005          $1,318          $2,199
--------------------------------------------------------------------------------
  B Class                 $221           $683            $1,169          $2,322
--------------------------------------------------------------------------------
  C Class                 $221           $683            $1,169          $2,508
--------------------------------------------------------------------------------
  R Class                 $172           $533            $917            $1,993
--------------------------------------------------------------------------------
  Advisor Class           $147           $456            $788            $1,724
--------------------------------------------------------------------------------

------
9

OBJECTIVES, STRATEGIES AND RISKS

STRATEGIC ALLOCATION: CONSERVATIVE FUND
STRATEGIC ALLOCATION: MODERATE FUND
STRATEGIC ALLOCATION: AGGRESSIVE FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

* STRATEGIC ALLOCATION: CONSERVATIVE seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

* STRATEGIC ALLOCATION: MODERATE seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

* STRATEGIC ALLOCATION: AGGRESSIVE seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

        [graphic of triangle]

        THE NAMES OF THE THREE ASSET ALLOCATION FUNDS OFFERED IN THIS PROSPECTUS
        ARE INTENDED TO REFLECT THE RELATIVE SHORT-TERM PRICE VOLATILITY RISK
        AMONG THE FUNDS AND ARE NOT AN INDICATION OF THE ADVISOR'S ASSESSMENT OF
        THE RISKINESS OF THE FUNDS AS COMPARED TO OTHER MUTUAL FUNDS, INCLUDING
        OTHER MUTUAL FUNDS WITHIN THE AMERICAN CENTURY FAMILY OF FUNDS.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds' asset allocation strategies diversify investments among equity securities, bonds and money market instruments. The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds' portfolios and diversify the funds' equity investments among small, medium and large companies.

The growth strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds' portfolio managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization.
The managers may construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

------
10

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The funds primarily invest in investment-grade government, corporate, asset-backed and similar securities, that is, securities rated in the four highest categories by independent rating organizations. However, Strategic
Allocation: Moderate may invest up to 5% of its assets, and Strategic
Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the portfolio managers' assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The funds may invest a portion of their assets in U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Not all of these
U.S. government securities are backed by the full faith and credit of the U.S.
government as to payment of interest and repayment of principal. Guarantees by
Ginnie Mae are backed by the full faith and credit of the U.S. government.
However, guarantees by Fannie Mae, Freddie Mac, FHLB and TVA are not backed by the full faith and credit of the U.S. government, although they are authorized to borrow from the U.S. Treasury to meet their obligations.

Securities may be sold when the portfolio managers believe they no longer represent attractive investment opportunities.

The following table shows the operating ranges within which each fund's asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

OPERATING RANGES

                           EQUITY          FIXED INCOME OR     CASH
                           SECURITIES      DEBT SECURITIES     EQUIVALENTS
FUND                       (STOCKS)        (BONDS)             (MONEY MARKETS)
--------------------------------------------------------------------------------
Strategic Allocation:      39-51%          38-52%              5-20%
Conservative
--------------------------------------------------------------------------------
Strategic Allocation:      53-73%           21-41%             0-15%
Moderate
--------------------------------------------------------------------------------
Strategic Allocation:      60-90%          10-30%              0-15%
Aggressive
--------------------------------------------------------------------------------

A description of the policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the statement of additional information.

------
11

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The value of a fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The value of the funds' FIXED-INCOME SECURITIES will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

        [graphic of triangle]

        FIXED-INCOME SECURITIES ARE RATED BY NATIONALLY RECOGNIZED SECURITIES
        RATING ORGANIZATIONS (SROS), SUCH AS MOODY'S AND STANDARD & POOR'S. EACH
        SRO HAS ITS OWN SYSTEM FOR CLASSIFYING SECURITIES, BUT EACH TRIES TO
        INDICATE A COMPANY'S ABILITY TO MAKE TIMELY PAYMENTS OF INTEREST AND
        PRINCIPAL. A DETAILED DESCRIPTION OF SROS, THEIR RATINGS SYSTEMS AND
        WHAT WE DO IF A SECURITY ISN'T RATED IS INCLUDED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

The value of the funds' fixed-income securities also will be affected by the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds' portfolios means the funds' values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive
may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Although the portfolio managers intend to invest the funds' assets primarily in
U.S. securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. stocks.

A fund's performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund's performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund's performance as its assets grow.

These funds are intended for investors who seek to diversify their assets among various classes of investments, such as stocks, bonds and money market instruments, and who are willing to accept the risks associated with the funds'
investment strategies.

------
12

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired an investment advisor to do
so. More than three-fourths of the directors are independent of the funds'
advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate. The advisor has hired American Century Global Investment
Management, Inc. (ACGIM) to make the day-to-day investment decisions for the international and emerging markets equity portions of the funds. ACGIM performs this function under the supervision of the advisor and the funds' Board of
Directors. ACGIM has been managing mutual funds since January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New York 10017. Prior to
January 2005 the international and emerging markets equity portions of the funds were managed by ACGIM's parent company, ACIM. This change in investment advisor for the international and emerging markets equity portions of the funds is a result of a corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears. Strategic Allocation:
Conservative R Class will pay the advisor a unified management fee of 1.00% of its pro rata share of the first $500 million of the strategy assets, 0.95% of its pro rata share of the next $500 million of the strategy assets, 0.90% of its pro rata share of the next $4 billion of the strategy assets and 0.85% of its pro rata share over $5 billion of the strategy assets. Strategic Allocation:
Aggressive R Class will pay the advisor a unified management fee of 1.20% of its pro rata share of the first $1 billion of the strategy assets, 1.10% of its pro rata share of the next $4 billion of the strategy assets and 1.05% of its pro rata share over $5 billion of the strategy assets.

------
13

Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004         A CLASS   B CLASS   C CLASS   ADVISOR CLASS   R CLASS
-----------------------------------------------------------------------------------------------------------
Strategic Allocation: Conservative                 0.99%(1)  0.99%(1)  0.99%(1)  0.74%           N/A(2)
-----------------------------------------------------------------------------------------------------------
Strategic Allocation: Moderate                     1.07%(1)  1.07%(1)  1.07%     0.82%           1.07%
-----------------------------------------------------------------------------------------------------------
Strategic Allocation: Aggressive                   1.20%(1)  1.20%(1)  1.20%     0.95%           N/A(2)
-----------------------------------------------------------------------------------------------------------

(1) ANNUALIZED.

(2) THE R CLASS OF THIS FUND HAD NOT YET COMMENCED OPERATIONS AS OF
    NOVEMBER 30, 2004.

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers and analysts to manage the funds.
The following portfolio managers share overall responsibility for coordinating the funds' activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows.

JEFFREY R. TYLER (ASSET ALLOCATION AND CORE EQUITY)

Mr. Tyler, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the teams that manage Balanced, Equity Growth, Income &
Growth, My Retirement Portfolios and One Choice Portfolios. He joined American
Century as a portfolio manager in January 1988. He has a bachelor's degree in business economics from the University of California - Santa Barbara and an MBA in finance and economics from Northwestern University. He is a CFA charterholder.

GINA SANCHEZ (ASSET ALLOCATION)

Ms. Sanchez, Portfolio Manager, has been a member of the team that manages the funds since February 1999. She joined American Century in March 1998 and became a portfolio manager in February 2001. She has a bachelor's degree in economics from Harvard University and a master's degree in International Policy from
Stanford University.

IRINA TORELLI (ASSET ALLOCATION)

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since May 2000. She joined American Century in July 1997 as an analyst and became a portfolio manager in February 2005. She has a degree in electrical engineering from the University of Rome and a master's degree in engineering-economic systems and operations research from Stanford University.
She is a CFA charterholder.

The statement of additional information provides additional information about the other accounts managed by these portfolio managers, the structure of their compensation and their ownership of fund securities.

Responsibility for research, stock selection and portfolio construction for specified portions of the funds has been allocated among portfolio teams representing various investment disciplines and strategies employed by other
American Century funds. Representatives of these teams are identified below.

------
14

MARK MALLON (LARGE-CAP VALUE)

Mr. Mallon, Chief Investment Officer and Executive Vice President, has been a member of the team since December 2000. He joined American Century in April 1997 as managing director of value and quantitative equities. In 1999, he was named chief investment officer - value and quantitative equities and served in that capacity until being named to his current position in 2002. Before joining
American Century, he spent 19 years at Federated Investors, most recently serving as president and portfolio manager of Federated Investment Counseling.
Mr. Mallon has a bachelor of arts from Westminster College and an MBA from
Cornell University. He is a CFA charterholder.

GLENN A. FOGLE (MID-CAP GROWTH)

Mr. Fogle, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since their inception in February 1996. He also is a member of the team that manages Vista, where he has been a portfolio manager since March 1993. He joined American Century in September 1990. He has a bachelor of business administration (management) and an MBA in finance from
Texas Christian University. He is a CFA charterholder.

DENISE LATCHFORD (CASH)

Ms. Latchford, Vice President, Senior Portfolio Manager and Director of Money
Fund Investments, has been a member of the team that manages the funds since
January 1998. She also is a member of the team that manages Prime Money Market.
She joined American Century in 1988, became a member of its investment management department in 1991 and became a portfolio manager in June 1995. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

GREGORY J. WOODHAMS (LARGE-CAP GROWTH)

Mr. Woodhams, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Growth since he joined American Century in September 1997.
He became a portfolio manager for the Growth team in June 1998. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a CFA charterholder.

CHARLES RITTER (LARGE-CAP VALUE)

Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since December 2000. He also has been a member of the team that manages Capital Value since its inception in March 1999 and
Large Company Value since its inception in July 1999. He joined American Century in December 1998 as a portfolio manager. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a vice president and portfolio manager for the company. He has a bachelor's degree in mathematics and a master's degree in economics from Carnegie Mellon University.
He also has an MBA from the University of Chicago. He is a CFA charterholder.

MICHAEL M. PERELSTEIN

Mr. Perelstein, Vice President and Senior Portfolio Manager, has been a member of the team since he joined American Century as a portfolio manager in October
2004. Prior to joining American Century, he was chief investment officer and managing partner with Ellis Island Partners LLC from May 2002 to October 2004 and executive vice president and head of international equities with Schroder
Investment Management from January 1997 to May 2002. He has a bachelor's degree in economics from Brandeis University, an MA in economics from the University of
Chicago and an MBA in finance from the University of Chicago.

------
15

BRIAN HOWELL (HIGH-GRADE DEBT)

Mr. Howell, Vice President and Portfolio Manager, has been a member of the team that manages the funds since May 1997. He joined American Century in 1988 and became a portfolio manager in January 1996. He has a bachelor's degree in mathematics/statistics and an MBA from the University of California - Berkeley.

SCOTT A. MOORE (VALUE)

Mr. Moore, Vice President and Portfolio Manager, has been a member of the team that manages the funds since February 1999. He is also a member of the teams that manage Value and Equity Income. He joined American Century in August 1993 and became a portfolio manager in February 1999. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the
University of Missouri - Columbia. He is a CFA charterholder.

MICHAEL DIFLEY (HIGH-YIELD DEBT)

Mr. Difley, Vice President and Portfolio Manager, has been a member of the team that manages the funds since November 2001. He joined American Century in July
1996 and became a portfolio manager in November 2001. He has a B.S. in business administration (finance concentration) from California Polytechnic State
University - San Luis Obispo. He is a Certified Public Accountant and a CFA
charterholder.

THOMAS P. VAIANA (CORE EQUITY)

Mr. Vaiana, Portfolio Manager, has been a member of the team since August 2000.
He joined American Century in February 1997 and became a portfolio manager in
August 2000. He has a bachelor's degree in business finance from California
State University.

For Strategic Allocation: Moderate and Strategic Allocation: Aggressive Only

MICHAEL J. DONNELLY (EMERGING MARKETS EQUITY)

Mr. Donnelly, Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since April 2000. He also has been a member of the team that manages Emerging Markets since the fund's inception in September
1997. He joined American Century in August 1997. He has a bachelor of arts from
Yale University and an MBA in management, international business and international finance from Kellogg Graduate School of Management, Northwestern
University. He is a CFA charterholder.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
16

INVESTING WITH AMERICAN CENTURY

CHOOSING A SHARE CLASS

The shares offered by this prospectus are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through investment advisors, broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

The funds offer the A, B, C, R and Advisor Classes through this prospectus.
Although each class of shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial advisor for the services provided to you. Your financial advisor can help you choose the option that is most appropriate.

The following chart provides a summary description of each class offered by this prospectus:

A CLASS                                        B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                        No initial sales charge
--------------------------------------------------------------------------------
Generally no CDSC(2)                           Contingent deferred
                                               sales charge on
                                               redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                             12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                          Convert to A Class shares eight
                                               years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                     Aggregate purchases
for long-term investors                        limited to amounts
                                               less than $100,000
--------------------------------------------------------------------------------

C CLASS                                         ADVISOR CLASS AND R CLASS
--------------------------------------------------------------------------------
No initial sales charge                         No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge on             No contingent
redemptions within 12 months                    deferred sales charge
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                              12b-1 fee of 0.50%(3)
--------------------------------------------------------------------------------
No conversion feature                           No conversion feature
--------------------------------------------------------------------------------
Aggregate purchases limited to amounts          Generally offered through
less than $1,000,000; generally more            qualified retirement plans and
appropriate for short-term investors            other fee-based arrangements
--------------------------------------------------------------------------------

(1) THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
    YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
    CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2) A CDSC OF 1.00% WILL BE CHARGED ON CERTAIN PURCHASES OF $1,000,000 OR
    MORE THAT ARE REDEEMED WITHIN ONE YEAR OF PURCHASE.

(3) WHILE THE ADVISOR CLASS AND R CLASS SHARES HAVE THE SAME 12B-1 FEE,
    THEIR TOTAL ANNUAL FUND OPERATING EXPENSES WILL BE DIFFERENT BECAUSE OF THE
    ADVISOR CLASS'S LOWER UNIFIED MANAGEMENT FEE. SEE PAGES 8-9 FOR MORE
    DETAILS.

MINIMUM INITIAL INVESTMENT AMOUNTS (FOR ALL CLASSES)

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

------
17

CALCULATION OF SALES CHARGES

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the
"Investors Using Advisors" and "Investment Professionals" portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial advisor are:

                                                             AMOUNT PAID TO
                          SALES CHARGE     SALES CHARGE      FINANCIAL ADVISOR
PURCHASE AMOUNT           AS A % OF        AS A % OF NET     AS A % OF
                          OFFERING PRICE   AMOUNT INVESTED   OFFERING PRICE
--------------------------------------------------------------------------------
Less than $50,000         5.75%            6.10%             5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999         4.75%            4.99%             4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999       3.75%            3.90%             3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999       2.50%            2.56%             2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999       2.00%            2.04%             1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999   0.00%            0.00%             1.00%(1)
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999   0.00%            0.00%             0.50%(1)
--------------------------------------------------------------------------------
$10,000,000 or more       0.00%            0.00%             0.25%(1)
--------------------------------------------------------------------------------

(1) FOR PURCHASES OVER $1,000,000 BY QUALIFIED RETIREMENT PLANS, NO
    UPFRONT AMOUNT WILL BE PAID TO FINANCIAL ADVISORS.

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a 1.00% deferred sales charge, subject to the exceptions listed below. No sales charge applies to reinvested dividends.

REDUCTIONS AND WAIVERS OF SALES CHARGES FOR A CLASS

You may qualify for a reduction or waiver of certain sales charges, but you or your financial advisor must provide certain information, including the account numbers of any accounts to be aggregated, to American Century at the time of purchase in order to take advantage of such reduction or waiver.

You and your immediate family (your spouse and your children under the age of
21) may combine investments to reduce your A Class sales charge in the following ways:

ACCOUNT AGGREGATION. Investments made by you and your immediate family may be aggregated at each account's current market value if made for your own account(s) and/or certain other accounts, such as:

* Certain trust accounts

* Solely controlled business accounts

* Single-participant retirement plans

* Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts, rather than accounts aggregated at the intermediary level, may be included.

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18

CONCURRENT PURCHASES. You may combine simultaneous purchases in A, B or C Class shares of any two or more American Century Advisor Funds (funds that offer A, B and C Class shares) to qualify for a reduced A Class sales charge.

RIGHTS OF ACCUMULATION. You may take into account the current value of your existing holdings in A, B or C Class shares of any American Century Advisor Fund to determine your A Class sales charge.

LETTER OF INTENT. A Letter of Intent allows you to combine all non-money market fund purchases of all A, B and C Class shares you intend to make over a 13-month period to determine the applicable sales charge. Such purchases will be valued at their historical cost for this purpose. At your request, purchases made during the previous 90 days may be included; however, capital appreciation, capital gains and reinvested dividends do not apply toward these combined purchases. A portion of your account will be held in escrow to cover additional
A Class sales charges that will be due if your total investments over the
13-month period do not qualify for the applicable sales charge reduction.

WAIVERS FOR CERTAIN INVESTORS. The sales charge on A Class shares may be waived for:

* purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or distributor

* wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

* present or former officers, directors and employees (and their families)
  of American Century

* qualified retirement plan purchases

* IRA Rollovers from any American Century Advisor Fund held in a qualified retirement plan

* certain other investors as deemed appropriate by American Century

B Class

B Class shares are sold at their net asset value without an initial sales charge. For sales of B class shares, the amount paid to your financial advisor is 4.00% of the amount invested.If you redeem your shares within six years of purchase you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor. There is no
CDSC on shares acquired through reinvestment of dividends or capital gains.

REDEMPTION DURING                         CDSC AS A % OF ORIGINAL PURCHASE PRICE
--------------------------------------------------------------------------------
1st year                                  5.00%
--------------------------------------------------------------------------------
2nd year                                  4.00%
--------------------------------------------------------------------------------
3rd year                                  3.00%
--------------------------------------------------------------------------------
4th year                                  3.00%
--------------------------------------------------------------------------------
5th year                                  2.00%
--------------------------------------------------------------------------------
6th year                                  1.00%
--------------------------------------------------------------------------------
After 6th year                            None
--------------------------------------------------------------------------------

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A
Class shares (which carry a 0.25% 12b-1 fee) in the month of the eight-year anniversary of the purchase date.

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19

C CLASS

C Class shares are sold at their net asset value without an initial sales charge. For sales of C class shares, the amount paid to your financial advisor is 1.00% of the amount invested. If you redeem your shares within 12 months of purchase you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the funds' distributor to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC will not be charged on shares acquired through reinvestment of dividends or distributions or increases in the net asset value of shares.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC WAIVERS

Any applicable contingent deferred sales charge may be waived in the following cases:

* redemptions through systematic withdrawal plans not exceeding annually:

    * 12% of the lesser of the original purchase cost or current market value for A Class shares

    * 12% of the original purchase cost for B Class shares

    * 12% of the lesser of the original purchase cost or current market value for C Class shares

* distributions from IRAs due to attainment of age 59 1/2 for A Class and C
  Class shares

* required minimum distributions from retirement accounts upon reaching age
  70 1/2

* tax-free returns of excess contributions to IRAs

* redemptions due to death or post-purchase disability

* exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period

* IRA rollovers from any American Century Advisor Fund held in a qualified retirement plan, for A Class shares only

* if no broker was compensated for the sale

REINSTATEMENT PRIVILEGE

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Advisor
Fund at the then-current net asset value without paying an initial sales charge.
Any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial advisor must notify the fund's transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once.

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20

EXCHANGING SHARES

You may exchange shares of a fund for shares of the same class of another
American Century Advisor Fund without a sales charge if you meet the following criteria:

* The exchange is for a minimum of $100

* For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

BUYING AND SELLING SHARES

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business.
Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments

* trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Please contact your intermediary or plan sponsor for a complete description of its policies. Copies of a fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

The funds have authorized certain FINANCIAL INTERMEDIARIES to accept orders on the funds' behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

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21

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds' Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

* within seven days of the purchase, or

* within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to

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22

impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

If you sell your B and C Class or, in certain cases, A Class shares within a certain time after their purchase, you will pay a sales charge the amount of which is contingent upon the amount of time you have held your shares, as described above. Your redemption proceeds will be calculated using the NET ASSET
VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

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23

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

* Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

* Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

* You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please contact your financial intermediary directly.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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24

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

* for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

* for funds that invest in debt securities, a debt security has been declared in default; or

* trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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25

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
The funds' distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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26

TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                        TAX RATE FOR 10%      TAX RATE FOR
TYPE OF DISTRIBUTION                    AND 15% BRACKETS      ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary Income       Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income           5%                    15%
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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27

TAXES ON TRANSACTIONS

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The funds distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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28

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

* STRATEGIC ALLOCATION: CONSERVATIVE - Investor Class, Institutional Class,
  A Class, B Class, C Class, R Class and Advisor Class

* STRATEGIC ALLOCATION: MODERATE - Investor Class, Institutional Class, A
  Class, B Class, C Class, R Class and Advisor Class

* STRATEGIC ALLOCATION: AGGRESSIVE - Investor Class, Institutional Class, A
  Class, B Class, C Class, R Class and Advisor Class

The shares offered by this prospectus are A Class, B Class, C Class, R Class and
Advisor Class shares, which are offered primarily through employer-sponsored retirement plans or through institutions like investment advisors, banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the classes offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds' assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at
1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described herein, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

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29

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C
Class, and 0.50% for R and Advisor Class to the distributor. Under the Advisor
Class Plan, the funds' Advisor Class pays the distributor an annual fee of 0.50%
of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make the classes available. Because these fees are used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. The higher fees for B and C
Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds' distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

------
30

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares for Strategic Allocation: Conservative and Strategic Allocation:
Aggressive are new, financial information is not yet available for these classes.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to investors

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

* NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

* PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The funds'
Report of Independent Registered Public Accounting Firm and the financial statements are included in the funds' Annual Report, which is available upon request.

------
31

STRATEGIC ALLOCATION: CONSERVATIVE FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.02
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.14
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.16
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.70
================================================================================
   TOTAL RETURN(3)                                                      2.89%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.24%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.17%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 260%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $691
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
32

STRATEGIC ALLOCATION: MODERATE FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.02
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.27
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.72
================================================================================
   TOTAL RETURN(3)                                                      4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.32%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.08%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 197%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $2,256
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
33

STRATEGIC ALLOCATION: AGGRESSIVE FUND

A Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.03
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.37
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.40
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.53
================================================================================
   TOTAL RETURN(3)                                                      5.61%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.45%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    2.09%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 172%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $659
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
34

STRATEGIC ALLOCATION: CONSERVATIVE FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.01
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.14
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.69
================================================================================
   TOTAL RETURN(3)                                                      2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.60%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 260%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $160
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
35

STRATEGIC ALLOCATION: MODERATE FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.01
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.28
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.29
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $6.72
================================================================================
   TOTAL RETURN(3)                                                      4.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.07%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.34%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 197%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $558
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
36

STRATEGIC ALLOCATION: AGGRESSIVE FUND

B Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $7.13
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.01
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.38
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.39
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $7.52
================================================================================
   TOTAL RETURN(3)                                                      5.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       2.20%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    0.92%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 172%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $250
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
37

STRATEGIC ALLOCATION: CONSERVATIVE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED

--------------------------------------------------------------------------------
                                                                        2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $5.54
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------------
   Net Investment Income(2)                                             0.02
------------------------------------------------------------
   Net Realized and Unrealized Gain                                     0.13
--------------------------------------------------------------------------------
   Total From Investment Operations                                     0.15
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $5.69
================================================================================
   TOTAL RETURN(3)                                                      2.71%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                       1.99%(4)
------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                    1.85%(4)
------------------------------------------------------------
Portfolio Turnover Rate                                                 260%(5)
------------------------------------------------------------
Net Assets, End of Period (in thousands)                                $1,055
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2004.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2004.

------
38

STRATEGIC ALLOCATION: MODERATE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                        2004      2003      2002       2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $6.15     $5.39     $5.86      $5.62
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------
   Net Investment Income(2)             0.02      0.03      0.06       0.01
----------------------------------
   Net Realized and                     0.56      0.76      (0.48)     0.23
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
   Total From Investment Operations     0.58      0.79      (0.42)     0.24
--------------------------------------------------------------------------------
Distributions
----------------------------------
   From Net Investment Income           (0.01)    (0.03)    (0.05)     -
--------------------------------------------------------------------------------
Net Asset Value, End of Period          $6.72     $6.15     $5.39      $5.86
================================================================================
   TOTAL RETURN(3)                      9.52%     14.78%    (7.16)%    4.27%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   2.07%     2.10%     2.10%      2.10%(4)
----------------------------------
Ratio of Net Investment Income
to Average Net Assets                   0.31%     0.56%     1.01%      0.72%(4)
----------------------------------
Portfolio Turnover Rate                 197%      174%      147%       175%(5)
----------------------------------
Net Assets, End of Period
(in thousands)                          $6,870    $2,935    $492       $3
--------------------------------------------------------------------------------

(1) OCTOBER 2, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------
39

STRATEGIC ALLOCATION: AGGRESSIVE FUND

C Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

-----------------------------------------------------------------------------------
                                            2004      2003      2002      2001(1)
-----------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $6.72     $5.72     $6.49     $6.51
-----------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income (Loss)(2)          -(3)      0.01      0.03      -(3)
----------------------------------------
   Net Realized and                         0.73      1.01      (0.70)    (0.02)
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
   Total From Investment Operations         0.73      1.02      (0.67)    (0.02)
-----------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income               -         (0.02)    (0.10)    -
-----------------------------------------------------------------------------------
Net Asset Value,                            $7.45     $6.72     $5.72     $6.49
End of Period
-----------------------------------------------------------------------------------
   TOTAL RETURN(4)                          10.86%    17.81%    (10.54)%  (0.31)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       2.20%     2.20%     2.20%     2.20%(5)
----------------------------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets                                  (0.02)%   0.17%     0.42%     1.87%(5)
----------------------------------------
Portfolio Turnover Rate                     172%      169%      172%      184%(6)
----------------------------------------
Net Assets, End of Period
(in thousands)                              $6,984    $3,025    $1,029    $7
-----------------------------------------------------------------------------------

(1) NOVEMBER 27, 2001 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2001.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) PER-SHARE AMOUNT WAS LESS THAN $0.005.

(4) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE SALES CHARGES.
    TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL
    RETURN OF THE CLASSES MAY NOT PRECISELY REFLECT THE CLASS EXPENSE
    DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING THE NET ASSET VALUES TO
    TWO DECIMAL PLACES. IF NET ASSET VALUES WERE CALCULATED TO THREE DECIMAL
    PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE CLOSELY REFLECT THE CLASS
    EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET VALUES TO TWO DECIMAL
    PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND DOES NOT RESULT IN ANY
    GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(5) ANNUALIZED.

(6) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2001.

------
40

STRATEGIC ALLOCATION: MODERATE FUND

R Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)

--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $6.15        $5.85
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income(2)                                0.06         0.01
----------------------------------------
   Net Realized and Unrealized Gain                        0.56         0.30
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.62         0.31
--------------------------------------------------------------------------------
Distributions
----------------------------------------
   From Net Investment Income                              (0.05)       (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.72        $6.15
--------------------------------------------------------------------------------
   TOTAL RETURN(3)                                         10.05%       5.39%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets          1.57%        1.60%(4)
----------------------------------------
Ratio of Net Investment Income to Average Net Assets       0.81%        0.83%(4)
----------------------------------------
Portfolio Turnover Rate                                    197%         174%(5)
----------------------------------------
Net Assets, End of Period (in thousands)                   $266         $3
--------------------------------------------------------------------------------

(1) AUGUST 29, 2003 (COMMENCEMENT OF SALE) THROUGH NOVEMBER 30, 2003.

(2) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(3) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR
    ARE NOT ANNUALIZED. THE TOTAL RETURN OF THE CLASSES MAY NOT PRECISELY
    REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF CALCULATING
    THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
    CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
    CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
    VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
    DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND ANOTHER.

(4) ANNUALIZED.

(5) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL. PERCENTAGE
    INDICATED WAS CALCULATED FOR THE YEAR ENDED NOVEMBER 30, 2003.

------
41

STRATEGIC ALLOCATION: CONSERVATIVE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

-------------------------------------------------------------------------------------
                                 2004       2003       2002      2001       2000
-------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------
Net Asset Value,                 $5.36      $4.93      $5.26     $5.69      $5.69
Beginning of Period
-------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------------
   Net Investment Income(1)      0.07       0.07       0.12      0.15       0.18
------------------------------
   Net Realized and              0.35       0.44       (0.31)    0.02       0.18
   Unrealized Gain (Loss)
-------------------------------------------------------------------------------------
   Total From                    0.42       0.51       (0.19)    0.17       0.36
   Investment Operations
-------------------------------------------------------------------------------------
Distributions
------------------------------
   From Net Investment Income    (0.07)     (0.08)     (0.12)    (0.14)     (0.17)
------------------------------
   From Net Realized Gains       (0.01)     -          (0.02)    (0.46)     (0.19)
-------------------------------------------------------------------------------------
   Total Distributions           (0.08)     (0.08)     (0.14)    (0.60)     (0.36)
-------------------------------------------------------------------------------------
Net Asset Value,                 $5.70      $5.36      $4.93     $5.26      $5.69
End of Period
-------------------------------------------------------------------------------------
   TOTAL RETURN(2)               7.88%      10.39%     (3.66)%   3.11%      6.49%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.24%      1.25%      1.25%     1.25%      1.25%
------------------------------
Ratio of Net
Investment Income to
Average Net Assets               1.28%      1.40%      2.35%     2.81%      3.07%
------------------------------
Portfolio Turnover Rate          260%       200%       111%      160%       149%
------------------------------
Net Assets, End of Period
(in thousands)                   $141,417   $78,433    $33,675   $11,702    $11,737
-------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
42

STRATEGIC ALLOCATION: MODERATE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

-----------------------------------------------------------------------------------------
                                   2004        2003       2002        2001       2000
-----------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------
Net Asset Value,                   $6.15       $5.40      $5.87       $6.92      $6.89
Beginning of Period
-----------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment Income(1)        0.07        0.07       0.10        0.12       0.15
-------------------------------
   Net Realized and                0.56        0.75       (0.48)      (0.27)     0.20
   Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------
   Total From I                    0.63        0.82       (0.38)      (0.15)     0.35
   nvestment Operations
-----------------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Investment Income      (0.06)      (0.07)     (0.09)      (0.10)     (0.14)
-------------------------------
   From Net Realized Gains         -           -          -           (0.80)     (0.18)
-----------------------------------------------------------------------------------------
   Total Distributions             (0.06)      (0.07)     (0.09)      (0.90)     (0.32)
-----------------------------------------------------------------------------------------
Net Asset Value,                   $6.72       $6.15      $5.40       $5.87      $6.92
End of Period
-----------------------------------------------------------------------------------------
   TOTAL RETURN(2)                 10.34%      15.39%     (6.45)%     (2.59)%    4.95%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                         1.32%       1.35%      1.35%       1.35%      1.35%
-------------------------------
Ratio of Net
Investment Income to
Average Net Assets                 1.06%       1.31%      1.76%       1.95%      1.99%
-------------------------------
Portfolio Turnover Rate            197%        174%       147%        175%       153%
-------------------------------
Net Assets,
End of Period
(in thousands)                     $367,732    $220,032   $121,210    $40,166    $21,605
-----------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
43

STRATEGIC ALLOCATION: AGGRESSIVE FUND

Advisor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30

--------------------------------------------------------------------------------------
                                 2004        2003       2002      2001       2000
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value,                 $6.76       $5.77      $6.47     $7.86      $7.89
Beginning of Period
--------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
   Net Investment Income(1)      0.05        0.05       0.07      0.09       0.09
-----------------------------
   Net Realized and              0.74        1.00       (0.69)    (0.59)     0.29
   Unrealized Gain (Loss)
--------------------------------------------------------------------------------------
   Total From                    0.79        1.05       (0.62)    (0.50)     0.38
   Investment Operations
--------------------------------------------------------------------------------------
Distributions
-----------------------------
   From Net Investment Income    (0.04)      (0.06)     (0.08)    (0.07)     (0.06)
-----------------------------
   From Net Realized Gains       -           -          -         (0.82)     (0.35)
--------------------------------------------------------------------------------------
   Total Distributions           (0.04)      (0.06)     (0.08)    (0.89)     (0.41)
--------------------------------------------------------------------------------------
Net Asset Value,                 $7.51       $6.76      $5.77     $6.47      $7.86
End of Period
--------------------------------------------------------------------------------------
   TOTAL RETURN(2)               11.79%      18.37%     (9.68)%   (7.44)%    4.78%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.45%       1.45%      1.45%     1.45%      1.45%
-----------------------------
Ratio of Net
Investment Income
to Average Net Assets            0.73%       0.92%      1.17%     1.28%      1.00%
-----------------------------
Portfolio Turnover Rate          172%        169%       172%      184%       149%
-----------------------------
Net Assets,
End of Period
(in thousands)                   $283,502    $156,275   $78,970   $40,120    $40,721
--------------------------------------------------------------------------------------

(1) COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(2) TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
    GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
    PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
    CALCULATING THE NET ASSET VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES
    WERE CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD
    MORE CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET
    ASSET VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC
    GUIDELINES AND DOES NOT RESULT IN ANY GAIN OR LOSS BETWEEN ONE CLASS AND
    ANOTHER.

------
44

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the funds or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the funds (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE       TICKER        NEWSPAPER LISTING
-------------------------------------------------------------------------
Strategic Allocation:
Conservative
  A Class                    114           ACEAX              StrConv
-------------------------------------------------------------------------
  B Class                    364           ACVBX              StrConv
-------------------------------------------------------------------------
  C Class                    444           AACCX              StrConv
-------------------------------------------------------------------------
  R Class                    144           AACRX              N/A
-------------------------------------------------------------------------
  Advisor Class              744           ACCAX              StrConv
-------------------------------------------------------------------------
Strategic Allocation:
Moderate
  A Class                    115           ASMAX              StrMod
-------------------------------------------------------------------------
  B Class                    365           ASTBX              StrMod
-------------------------------------------------------------------------
  C Class                    445           ASTCX              StrMod
-------------------------------------------------------------------------
  R Class                    145           ASMRX              StrMod
-------------------------------------------------------------------------
  Advisor Class              745           ACOAX              StrMod
-------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  A Class                    116           ALLAX              StrAgg
-------------------------------------------------------------------------
  B Class                    366           ALLBX              StrAgg
-------------------------------------------------------------------------
  C Class                    446           ASTAX              StrAgg
-------------------------------------------------------------------------
  R Class                    156           AAARX              N/A
-------------------------------------------------------------------------
  Advisor Class              746           ACVAX              StrAgg
-------------------------------------------------------------------------

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0503
SH-PRS-41806

March 31, 2005

American Century Investments
prospectus

Investor Class
Newton(sm) Fund

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor,

American Century Investments is committed to helping you achieve your financial goals. That's why we focus on achieving superior results and building long-term relationships with our investors. We believe an important first step is to provide you with an easy-to-read prospectus.

In the prospectus, you will find the information you need to make confident decisions about your investments. For example, you can find a fund's objectives, performance history, fees and much more. Additionally, this information is useful when comparing funds.

We realize you may have questions after reading this prospectus. If so, please contact our Investor Services Representatives at 1-800-345-2021. They are
available weekdays from 7 a.m. to 7 p.m. and Saturdays from 9 a.m. to 2 p.m.
Central time. If you prefer, you can visit our Web site, americancentury.com, for information that may help answer many of your questions.

Thank you for considering American Century for your investment needs.

Sincerely,

/s/Donna Byers

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services, LLC

American Century Investments, Inc.
P.O. Box 419200, Kansas City, MO 64141-6200

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGY AND PRINCIPAL RISKS?

The fund uses an approach to common stock investing that is designed to identify companies, regardless of size, industry type or geographic location, whose share price patterns suggest to the manager that their stocks may increase in value. A more detailed description of the fund's investment strategies begins on page 6.

The fund's principal risks include

*  INVESTMENT PROCESS - The fund's investment process was developed by
   American Century and utilizes artificial intelligence to do a technical analysis of investment opportunities-that is, identify companies whose share price patterns suggest that they are likely to either rise or fall in price.
   The automated process has been used to manage money since May 30, 2003, although many of the components of the technical analysis were researched, enhanced and utilized prior to that time. This is the first American Century fund to use this system.

*  RELIANCE ON TECHNOLOGY - The fund's investment process is heavily automated. If an event occurs that interrupts the use of the system, the fund will be managed without the use of the automated system for the duration of the interruption. In that situation, buy and sell decisions may or may not be the same as they would otherwise be and may or may not be made or executed as quickly as the system would permit.

*  TECHNICAL ANALYSIS - The fund relies on technical analysis to make buy and sell decisions; this analysis is based on historical information. To the extent that this investment approach is not effective, the fund's performance may suffer.

*  HIGH TURNOVER - The fund's PORTFOLIO TURNOVER may be very high. This could result in relatively high commission costs, which could hurt the fund's performance, and capital gains tax liabilities for the fund's shareholders.

        [graphic of triangle]

        PORTFOLIO TURNOVER IS A MEASURE OF HOW FREQUENTLY A FUND BUYS AND SELLS
        PORTFOLIO SECURITIES.

*  MARKET RISK - The value of the fund's shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

*  FOCUS RISK - The fund is classified as non-diversified. Although the fund's portfolio managers generally intend the fund to be diversified, at times the fund may hold large positions in a relatively few number of companies. This possible narrow focus could add to the fund's price volatility since a price change in any one of those securities may have a greater impact on the fund's share price than would be the case in a fund with more holdings.

*  PRICE VOLATILITY - The value of the fund's shares may fluctuate significantly in the short term.

*  FOREIGN SECURITIES - The fund may invest in foreign securities, which can be riskier than investing in U.S. securities.

*  PRINCIPAL LOSS - At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

        [graphic of triangle]

        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

------
2

FUND PERFORMANCE HISTORY

ANNUAL TOTAL RETURNS

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

NEWTON FUND - INVESTOR CLASS

[data from bar chart]

2004               0.33%

The highest and lowest quarterly returns for the periods reflected in the bar chart are:

                          HIGHEST                             LOWEST
-------------------------------------------------------------------------------
Newton                    11.51% (4Q 2004)                    -12.25% (3Q 2004)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways.

Return Before Taxes shows the actual change in the value of fund shares over the periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the period shown. Return After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

------
3

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004            1 YEAR(1)   LIFE OF CLASS(1)(2)
----------------------------------------------------------------------------------------
NEWTON
Return Before Taxes                                      -1.68%      14.94%
Return After Taxes on Distributions                      -1.68%      14.94%
Return After Taxes on Distributions
   and Sale of Fund Shares                               -1.09%      12.74%
Dow Jones Wilshire 5000 Total Market Index               12.62%      18.37%(3)
   (reflects no deduction for fees, expenses or taxes)
----------------------------------------------------------------------------------------

(1)  RETURNS REFLECT THE DEDUCTION OF A 2% REDEMPTION FEE, INCURRED ONLY IF
     SHARES WERE REDEEMED WITHIN THE FIRST FIVE YEARS AFTER PURCHASE.

(2)  THE INCEPTION DATE FOR THE CLASS IS AUGUST 29, 2003.

(3)  SINCE AUGUST 31, 2003, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR
     WHICH DATA IS AVAILABLE.

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how a fund will perform in the future.

For current performance information, please call us at 1-800-345-2021 or visit us at americancentury.com.

------
4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Redemption/Exchange Fee                                                  2.0%(1)
(as a percentage of amount redeemed/exchanged)
--------------------------------------------------------------------------------
Maximum Account Maintenance Fee                                          $25(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO SHARES HELD FOR LESS THAN FIVE YEARS, EXCLUDING SHARES
     PURCHASED THROUGH REINVESTED DIVIDENDS OR CAPITAL GAINS.

(2)  APPLIES ONLY TO INVESTORS WHOSE TOTAL ELIGIBLE INVESTMENTS WITH
     AMERICAN CENTURY ARE LESS THAN $10,000. SEE Account Maintenance Fee UNDER
     Investing with American Century FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                DISTRIBUTION
                   MANAGEMENT   AND SERVICE    OTHER         TOTAL ANNUAL
                   FEE(1)       (12B-1) FEES   EXPENSES(2)   FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------
Newton
  Investor Class   1.50%        None           0.01%         1.51%
-------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. SEE The Investment Advisor UNDER Management FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  OTHER EXPENSES INCLUDE THE FEES AND EXPENSES OF THE FUND'S INDEPENDENT
     DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Newton
  Investor Class         $360           $696            $819            $1,789
--------------------------------------------------------------------------------

The table above reflects a deduction for Newton's redemption fee. You would pay the following expenses for Newton if you did not redeem your shares and thus did not incur the redemption fee:

                         1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Newton
  Investor Class         $153           $475            $819            $1,789
--------------------------------------------------------------------------------

------
5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund uses an approach to common stock investing developed by American
Century. This approach relies on a proprietary screening process that is designed to identify attractive investment opportunities on a disciplined, consistent basis. This computerized process screens thousands of publicly traded securities to identify those with attractive price trends using a complex, proprietary formula derived from how our investment managers use technical indicators to select stocks. This sophisticated system has been engineered through advanced signal processing and neural network technologies that attempt to capture and interpret investor behavior toward a company in an efficient manner.

The fund's methodology attempts to identify companies whose share price patterns suggest to the managers that they may either rise or fall in price (commonly referred to as technical analysis). Companies whose price patterns suggest that investors will continue purchasing them would be candidates for purchase.
Conversely, companies whose share price patterns suggest a likely decline in price would be candidates for sale, if owned by the fund.

At the portfolio managers' discretion, the fund may invest up to 100% of its assets in U.S. government securities if the fund's investment methodology fails to generate sufficient investment ideas or to respond to adverse market, economic, political or other conditions. The fund may not achieve its investment objectives while taking such a temporary defensive position.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund's portfolio managers intend to be fully invested in common stocks under normal market conditions. If the fund's investment methodology fails to generate sufficient investment ideas in common stocks, at the managers' discretion, the fund may invest in other types of securities. These securities may include domestic and foreign preferred stocks, convertible debt securities, equity-equivalent securities, nonleveraged futures contracts and options, notes, bonds and other debt securities. The fund generally limits its purchase of debt securities to investment-grade obligations.

Although the fund's portfolio managers expect it will invest primarily in U.S.
companies, there is no limit on the amount of assets the fund can invest in foreign companies and those investments may be significant at times.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The process driving the fund is specifically designed to respond quickly to changing stock market conditions. As a result, the fund's portfolio turnover may be significantly higher than that of many other funds. This heavy turnover, perhaps as much as 200-400% per year or more, could result in relatively high commission costs, which could hurt the fund's performance, and create capital gains tax liabilities for the fund's shareholders.

The fund's investment process was developed by American Century and utilizes artificial intelligence to do a technical analysis of investment opportunities-that is, identify companies whose share price patterns suggest that they are likely to either rise or fall in price. The automated process has been used to manage money since May 30, 2003, although many of the components of the technical analysis were researched, enhanced and utilized prior to that time. This is the first American Century fund to use this system.

------
6

The fund's investment process is heavily automated. If an event occurs that interrupts the use of the system, the fund will be managed without the use of the automated system for the duration of the interruption. In that situation, buy and sell decisions may or may not be the same as they would otherwise be and may or may not be made or executed as quickly as the system would permit.

The fund relies on technical analysis to make buy and sell decisions; this analysis is based on historical information. To the extent that this investment approach is not effective, the fund's performance may suffer.

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company's stock quickly and often will dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it may or may not create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund is classified as non-diversified. Although the fund's portfolio managers generally intend the fund to be diversified, at times they may choose to invest in a relatively small number of securities. This possible narrow focus could add to the fund's price volatility because a price change in any one of these securities may have a greater impact on the fund's share price than would be the case in a fund with more holdings. This option gives the fund's portfolio managers more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Although the portfolio managers intend to invest the fund's assets primarily in
U.S. stocks, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in
U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the technical analysis which is the basis for the fund's heavily automated investment process, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

These and other risks of investing in the fund are more fully described in the fund's statement of additional information.

------
7

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the directors are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds (such as subadvised funds and separate accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. However, it is possible that the strategy assets for a fund will not include assets of other client accounts. In addition, if there are such assets, they may not be sufficient to result in a lower fee rate. The amount of the fee is calculated daily and paid monthly in arrears.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUND TO THE ADVISOR
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004                       INVESTOR CLASS
-------------------------------------------------------------------------------
Newton                                                           1.50%
-------------------------------------------------------------------------------

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8

THE PORTFOLIO MANAGER

The advisor employs a portfolio manager and an analyst to manage the fund. The team meets regularly to review portfolio holdings. The portfolio manager buys and sells securities for the fund as he sees fit, guided by the fund's investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

JOHN SMALL, JR.

Mr. Small, Vice President and Portfolio Manager, has been a member of the team that manages the fund since its inception in August 2003. He also is a member of the Veedot fund management team. He also has worked as an analyst and portfolio manager for the Ultra fund. He joined American Century in May 1991 and became a portfolio manager in February 1999. He has a bachelor's degree from Rockford
College, a master's degree in laser optics physics from the Air Force Institute of Technology, and an MBA from Baker University.

The statement of additional information provides additional information about the other accounts managed by the portfolio manager, if any, the structure of his compensation, and his ownership of fund securities.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

------
9

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts automatically will have access to the services listed below when the account is opened. If you do not want these services, see CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor
Service Options form. By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you receive from us, we may deliver a single copy of certain investor documents (such as shareholder reports and prospectuses) to investors who share an address, even if accounts are registered under different names. If you prefer to receive multiple copies of these documents individually addressed, please call 1-800-345-2021. If you invest in American Century mutual funds through a financial intermediary, please contact them directly. For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------

americancentury.com

OPEN AN ACCOUNT

If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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10

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

Investor Services Representative

1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your account or mail a completed application to the address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

* Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number.
* The fund name
* Your American Century account number, if known*
* Your name
* The contribution year (for IRAs only)
*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE - OPEN AN ACCOUNT wire instructions.

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES

Not available.

------
11

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT

Send a signed, completed application and check or money order payable to
American Century Investments.

EXCHANGE SHARES

Send written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES

Send written instructions or a redemption form to sell shares. Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written instructions to set up an automatic exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

You may sell shares automatically by establishing Check-A-Month or Automatic
Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

If you prefer to handle your transactions in person, visit one of our Investor
Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main Street                        4917 Town Center Drive
Kansas City, Missouri                   Leawood, Kansas
8 a.m. to 5 p.m., Monday - Friday       8 a.m. to 5 p.m., Monday - Friday
                                        8 a.m. to noon, Saturday

1665 Charleston Road
Mountain View, California
8 a.m. to 5 p.m., Monday - Friday

------
12

MINIMUM INITIAL INVESTMENT AMOUNT

To open an account, the minimum initial investment amount is $25,000. To establish a traditional or Roth IRA, you must exchange from another American
Century IRA, transfer from another custodian or roll over a minimum of $25,000 in order to meet the fund's minimum.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and
April. If the value of those investments is less than $10,000 at that time, we will redeem shares automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

        [graphic of triangle]

        PERSONAL ACCOUNTS INCLUDE INDIVIDUAL ACCOUNTS, JOINT ACCOUNTS, UGMA/UTMA
        ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS, IRAS
        (INCLUDING TRADITIONAL, ROTH, ROLLOVER, SEP-, SARSEP- AND SIMPLE-IRAS),
        AND CERTAIN OTHER RETIREMENT ACCOUNTS. IF YOU HAVE ONLY BUSINESS,
        BUSINESS RETIREMENT, EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE
        ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE
        SUBJECT TO OTHER FEES.

REDEMPTIONS

If you sell your shares of the fund within five years of their purchase, you will pay a redemption fee of 2.0% of the value of the shares sold. Therefore, if you redeem shares within five years, you will receive 98% of their value at redemption. The remaining 2.0% is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century, including where the capability to charge the fee does not exist or is impractical and/or other systems to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

------
13

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that shares redeemed in this manner may be subject to a 2.0% redemption fee if held less than five years. You also may incur tax liability as a result of the redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

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14

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Directors has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for Newton, the board has approved the imposition of a redemption fee for redemption of shares within a specified number of days of purchase. See REDEMPTIONS, page 13, for a complete description of the redemption fee applicable to the fund.

------
15

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will depend on the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities, (2) shareholder services, such as providing individual and custom

------
16

investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by ensuring that they are educated about the funds, and to help such intermediaries defray costs associated with offering the funds. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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17

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System
(Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to:

*  for funds investing in foreign securities, if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;

*  for funds that invest in debt securities, a debt security has been declared in default; or

*  trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

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18

Securities and other assets quoted in foreign currencies are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund generally pays distributions from net income, if any, once a year in
December. Distributions from realized capital gains are generally paid twice a year, usually in March and December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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19

TAXES

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund distributions may consist of income such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income, unless they are designated as QUALIFIED DIVIDEND INCOME and you meet a required holding period with respect to your shares of the fund, in which case they are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY THE FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                      TAX RATE FOR 10%    TAX RATE FOR
TYPE OF DISTRIBUTION                  AND 15% BRACKETS    ALL OTHER BRACKETS
----------------------------------------------------------------------------
Short-term capital gains              Ordinary Income     Ordinary Income
----------------------------------------------------------------------------
Long-term capital gains (> 1 year)
and Qualified Dividend Income         5%                  15%
----------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

------
20

TAXES ON TRANSACTIONS

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

------
21

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP. The fund's
Report of Independent Registered Public Accounting Firm and the financial statements are included in the fund's Annual Report, which is available upon request.

------
22

NEWTON FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 2004                2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $11.71              $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Loss                           (0.08)              (0.02)
----------------------------------------
   Net Realized and Unrealized Gain              0.10                1.73
--------------------------------------------------------------------------------
   Total From Investment Operations              0.02                1.71
--------------------------------------------------------------------------------
Redemption Fees                                  0.03                -
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $11.76              $11.71
================================================================================
   TOTAL RETURN(2)                               0.43%               17.10%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.51%               1.50%(3)
----------------------------------------
Ratio of Net Investment
Loss to Average Net Assets                       (0.79)%             (1.05)%(3)
----------------------------------------
Portfolio Turnover Rate                          313%                16%
----------------------------------------
Net Assets, End of Period
(in thousands)                                   $6,031              $2,265
--------------------------------------------------------------------------------

(1)  AUGUST 29, 2003 (INCEPTION) THROUGH NOVEMBER 30, 2003.

(2)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY, AND DOES NOT REFLECT APPLICABLE REDEMPTION
     FEES. TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)  ANNUALIZED.

------
23

NOTES

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE         FUND CODE          TICKER          NEWSPAPER LISTING
---------------------------------------------------------------------------
Newton Fund
  Investor Class         109               AEVIX           N/A
---------------------------------------------------------------------------

Investment Company Act File No. 811-8532

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
americancentury.com

0503
SH-PRS-41807

March 31, 2005
American Century Investments
statement of additional information

American Century Strategic Asset Allocations, Inc.

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund
Newton(SM) Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED MARCH 31, 2005, BUT IS NOT A PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and
American Century Investments are service marks of
American Century Proprietary Holdings, Inc.

        The Newton Fund and the Equity Portion

------
1

THE FUNDS' HISTORY

American Century Strategic Asset Allocations, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on
April 4, 1994. Prior to January 1, 1997, it was known as Twentieth Century
Strategic Asset Allocations, Inc. Throughout this statement of additional information, we refer to American Century Strategic Asset Allocations, Inc. as
the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND CLASS                           TICKER SYMBOL                INCEPTION DATE
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
CONSERVATIVE
  Investor Class                       TWSCX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  ACCIX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ACEAX                        09/30/2004
--------------------------------------------------------------------------------
  B Class                              ACVBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              AACCX                        09/30/2004
--------------------------------------------------------------------------------
  R Class                              AACRX                        03/31/2005
--------------------------------------------------------------------------------
  Advisor Class                        ACCAX                        10/02/1996
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
MODERATE
  Investor Class                       TWSMX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  ASAMX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ASMAX                        09/30/2004
--------------------------------------------------------------------------------
  B Class                              ASTBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              ASTCX                        10/02/2001
--------------------------------------------------------------------------------
  R Class                              ASMRX                        08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                        ACOAX                        10/02/1996
--------------------------------------------------------------------------------
STRATEGIC ALLOCATION:
AGGRESSIVE
  Investor Class                       TWSAX                        02/15/1996
--------------------------------------------------------------------------------
  Institutional Class                  AAAIX                        08/01/2000
--------------------------------------------------------------------------------
  A Class                              ALLAX                        09/30/2004
--------------------------------------------------------------------------------
  B Class                              ALLBX                        09/30/2004
--------------------------------------------------------------------------------
  C Class                              ASTAX                        11/27/2001
--------------------------------------------------------------------------------
  R Class                              AAARX                        03/31/2005
--------------------------------------------------------------------------------
  Advisor Class                        ACVAX                        10/02/1996
--------------------------------------------------------------------------------
NEWTON
  Investor Class                       AEVIX                        08/29/2003
--------------------------------------------------------------------------------

------
2

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., or American Century Global Investment Management,
Inc. can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 6.
In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Each fund, other than Newton, is diversified as defined in the Investment
Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Newton is nondiversified. Although Newton's managers expect that it will ordinarily satisfy the requirements of a diversified fund, its nondiversified status gives it more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

NEWTON

The fund intends to be fully invested in common stocks under normal market conditions.

STRATEGIC ALLOCATION: CONSERVATIVE
STRATEGIC ALLOCATION: MODERATE
STRATEGIC ALLOCATION: AGGRESSIVE

In general, within the restrictions outlined here and in the funds' prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds' prospectus and below.

As described in the funds' prospectus, each fund's assets are allocated among major asset classes, including equity securities, bonds and cash-equivalent instruments, based on the fund's target allocation and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer.
Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities

------
3

whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 6 under the heading
FOREIGN SECURITIES, are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail on page 11 under the heading DERIVATIVE SECURITIES.

The funds' portfolio managers use several investment disciplines in managing the equity portion of each fund's portfolio, including growth, value and quantitative management disciplines. The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the advisor's standards of selection, which generally means that the companies have demonstrated or, in the managers' opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic
Allocation: Moderate or Strategic Allocation: Conservative.

In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

The funds' portfolio managers also may apply quantitative management disciplines to a portion of each fund's portfolio. These disciplines combine elements of both growth and value investing and are intended to reduce overall volatility relative to the market. Quantitative management disciplines combine two investment management approaches. The first is active management, which allows the managers to select investments for a fund without reference to an index or investment model. The second is indexing, in which the managers try to match a portion of a fund's portfolio composition to that of a particular index.

The primary quantitative management approach the managers use is portfolio optimization. The managers construct a portion of the funds' portfolios to match the risk characteristics of the S&P 500 and then optimize each portfolio to achieve the desired balance of risk and return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or investment category may be emphasized when, in the managers' opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund's portfolio may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. The funds also may invest in mortgage-related and other asset-backed securities, which are described in greater detail on page 12 under the heading
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. As with the equity portion

------
4

of a fund's portfolio, the fixed-income portion of a fund's portfolio will be diversified among the various fixed-income investment categories described above. The managers' strategy is to actively manage the portfolio by investing the funds' assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund's fixed-income portfolio will be limited primarily to investment-grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to
10% of its assets in below investment-grade (high yield) securities.
Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc.
(Moody's) or BBB by Standard & Poor's Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to
Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund's portfolio may be invested. Debt securities rated below investment grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The cash-equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within each asset class, equity securities, bonds and cash-equivalent instruments, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by overconcentration in a particular industry or issuer.

The funds are "strategic" rather than "tactical" allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds' investment objectives and thus select a blend of investments in the various asset classes.

The managers regularly review each fund's investments and allocations and may make changes in the securities holdings within each asset class or to a fund's asset mix (within the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the managers will generally attempt to reallocate assets gradually.

------
5

In determining the allocation of assets among U.S. and foreign capital markets, the managers consider the condition and growth potential of the various economies; the relative valuations of the markets; and social, political and economic factors that may affect the markets.

In selecting securities in foreign currencies, the managers consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The managers may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

The funds' portfolio managers also may use the various investment vehicles and techniques described in this section in managing the funds' assets. This section also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The following table shows the operating ranges within which each asset allocation fund's assets invested in securities of foreign issuers generally will vary.

FUND                                                          FOREIGN SECURITIES
--------------------------------------------------------------------------------
Strategic Allocation: Conservative                            3-15%
--------------------------------------------------------------------------------
Strategic Allocation: Moderate                                5-25%
--------------------------------------------------------------------------------
Strategic Allocation: Aggressive                              10-30%
--------------------------------------------------------------------------------
Newton                                                        No restriction
--------------------------------------------------------------------------------

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

------
6

Investments in foreign securities may present certain risks, including:

CURRENCY RISK - The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK - The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK - Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK - Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction,

------
7

or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

INVESTING IN EMERGING MARKET COUNTRIES

Strategic Allocation: Moderate, Strategic Allocation: Aggressive and Newton may
invest a minority portion of their international holdings in securities of issuers in emerging market (developing) countries. The funds consider "emerging market countries" to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Bermuda, Canada,
Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain,
Sweden, Switzerland, the United Kingdom and the United States. In addition, as used in this statement of additional information, "securities of issuers in emerging market countries" means (i) securities of issuers for which the principal securities trading market is an emerging market country or (ii)
securities of issuers having their principal place of business or principal office in an emerging market country.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD EXCHANGE CONTRACTS

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

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8

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1) SETTLEMENT HEDGES OR TRANSACTION HEDGES - When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2) POSITION HEDGES - When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

    A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
    Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

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9

(3) SHIFTING CURRENCY EXPOSURE - A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
    This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
    Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common

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10

stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

SHORT SALES

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total assets valued at market except

* through the purchase of debt securities in accordance with its investment objective, policies and limitations, or

* by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

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Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

* the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

* the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

* the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

* the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The funds may purchase mortgage-related and other asset-backed securities.
Mortgage pass-through securities are securities representing interests in
"pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing or foreclosure, net of fees and costs that may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. As with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

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Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government, as in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government, as in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the
Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.

Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

The funds also may invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that:

* are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;

* are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by
  U.S. government securities; and

* are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

MORTGAGE DOLLAR ROLLS

The funds (except Newton) may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the
"roll period"), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase
(often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in short term investments and/or other mortgage-backed securities, which may enhance the fund's current yield and total return.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

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SWAP AGREEMENTS

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer.
The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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FUTURES AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to

* protect against a decline in market value of the funds' securities (taking a short futures position),

* protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or

* provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds' investment objectives, that are based on securities indices. Examples of indices that may be used include the Bond
Buyer Index of Municipal Bonds for the fixed-income portion of the funds or the
S&P 500 Index for the equity portion of the funds. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures
Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the

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15

contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the

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16

underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the
Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

------
17

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

VARIABLE- AND FLOATING-RATE OBLIGATIONS

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The managers expect the funds will pay more for securities with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the portfolio managers under the direction of the Board of Directors.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually

------
18

receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

------
19

OTHER INVESTMENT COMPANIES

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, each fund's investment in such securities, subject to certain exceptions, currently is limited to

(a) 3% of the total voting stock of any one investment company,

(b) 5% of the fund's total assets with respect to any one investment company; and

(c) 10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depository Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

EQUITY EQUIVALENTS

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

RESTRICTED AND ILLIQUID SECURITIES

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of

------
20

determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

* Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

* Commercial Paper

* Certificates of Deposit and Euro Dollar Certificates of Deposit

* Bankers' Acceptances

* Short-term notes, bonds, debentures or other debt instruments

* Repurchase agreements

* Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. These investments may include investments in money market funds managed by the advisor. Any investment in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year.
Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

LOAN INTERESTS

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan

------
21

interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

U.S. GOVERNMENT SECURITIES

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, the
Student Loan Marketing Association and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the
U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment
(fixed-rate agency securities) or tied to prevailing interest rates
(floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date
(which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices:
those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index
(EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the
prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

------
22

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT                      POLICY
--------------------------------------------------------------------------------
Senior Securities            A fund may not issue senior securities,
                             except as permitted under the Investment
                             Company Act.
--------------------------------------------------------------------------------
Borrowing                    A fund may not borrow money, except for
                             temporary or emergency purposes (not for
                             leveraging or investment) in an amount not
                             exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending                      A fund may not lend any security or make
                             any other loan if, as a result, more than
                             33-1/3% of the fund's total assets would be
                             lent to other parties, except (i) through the
                             purchase of debt securities in accordance
                             with its investment objective, policies and
                             limitations or (ii) by engaging in repurchase
                             agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate                  A fund may not purchase or sell real estate
                             unless acquired as a result of ownership of
                             securities or other instruments. This policy
                             shall not prevent a fund from investing in
                             securities or other instruments backed by
                             real estate or securities of companies that
                             deal in real estate or are engaged in the
                             real estate business.
--------------------------------------------------------------------------------
Concentration                A fund may not concentrate its investments
                             in securities of issuers in a particular industry
                             (other than securities issued or guaranteed
                             by the U.S. government or any of its agencies
                             or instrumentalities).
--------------------------------------------------------------------------------
Underwriting                 A fund may not act as an underwriter of
                             securities issued by others, except to the
                             extent that the fund may be considered an
                             underwriter within the meaning of the
                             Securities Act of 1933 in the disposition
                             of restricted securities.
--------------------------------------------------------------------------------
Commodities                  A fund may not purchase or sell physical
                             commodities unless acquired as a result of
                             ownership of securities or other instruments,
                             provided that this limitation shall not prohibit
                             the fund from purchasing or selling options
                             and futures contracts or from investing in
                             securities or other instruments backed by
                             physical commodities.
--------------------------------------------------------------------------------
Control                      A fund may not invest for purposes of
                             exercising control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.
Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing charges.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

------
23

(b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d) personal credit and business credit businesses will be considered separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT                    POLICY
--------------------------------------------------------------------------------
Leveraging                 A fund may not purchase additional
                           investment securities at any time during
                           which outstanding borrowings exceed 5%
                           of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity                  A fund may not purchase any security or
                           enter into a repurchase agreement if, as a
                           result, more than 15% of its net assets
                           would be invested in illiquid securities. Illiquid
                           securities include repurchase agreements not
                           entitling the holder to payment of principal
                           and interest within seven days, and securities
                           that are illiquid by virtue of legal or contractual
                           restrictions on resale or the absence of a
                           readily available market.
--------------------------------------------------------------------------------
Short Sales                A fund may not sell securities short, unless
                           it owns or has the right to obtain securities
                           equivalent in kind and amount to the securities
                           sold short, and provided that transactions in
                           futures contracts and options are not deemed
                           to constitute selling securities short.
--------------------------------------------------------------------------------
Margin                     A fund may not purchase securities on margin,
                           except to obtain such short-term credits as
                           are necessary for the clearance of transactions,
                           and provided that margin payments in connection
                           with futures contracts and options on futures
                           contracts shall not constitute purchasing
                           securities on margin.
--------------------------------------------------------------------------------
Futures & Options          A fund may enter into futures contracts,
                           and write and buy put and call options
                           relating to futures contracts. A fund may
                           not, however, enter into leveraged futures
                           transactions if it would be possible for the
                           fund to lose more money than it invested.
--------------------------------------------------------------------------------
Issuers with Limited       A fund may invest up to 5% of its assets in
Operating History          the securities of issuers with limited operating
                           histories. An issuer is considered to have a
                           limited operating history if that issuer has a
                           record of less than three years of continuous
                           operation. Periods of capital formation,
                           incubation, consolidations, and research and
                           development may be considered in determining
                           whether a particular issuer has a record of
                           three years of continuous operation.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the prospectus.

With respect to each fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

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24

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the portfolio managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, an asset allocation fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a general rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the asset allocation funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the prospectus.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund's investment objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Strategic Allocation: Conservative, the higher portfolio turnover rate for
2003 and 2004 can be attributed to the use of dollar-roll transactions to manage the fund's exposure to increased mortgage financing activity.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); or American
Century Global Investment Management, Inc. (ACGIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds. All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM, except as noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

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25

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                           POSITION(S)   LENGTH                                COMPLEX      OTHER
                           HELD          OF TIME                               OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS              WITH          SERVED    PRINCIPAL OCCUPATION(S)     BY           HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   DURING PAST 5 YEARS         DIRECTOR     DIRECTOR
--------------------------------------------------------------------------------------------------------------
Interested Directors
--------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     46        Founder, Director           54           None
4500 Main Street           Co-Vice                 and Controlling
Kansas City, MO 64111      Chairman                Shareholder, ACC
(1924)                                             Chairman, ACC
                                                   (January 1995 to
                                                   December 2004)
                                                   Director, ACIM,
                                                   ACS LLC and other
                                                   ACC subsidiaries
--------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     14        Chairman, ACC               54           None
4500 Main Street           Co-Vice                 (January 2005
Kansas City, MO 64111      Chairman                to present)
(1959)                                             Co-Chairman, ACC
                                                   (September 2000 to
                                                   December 2004)
                                                   Chief Executive
                                                   Officer, ACC
                                                   (June 1996 to
                                                   September 2000)
                                                   Chairman, ACS LLC
                                                   and other ACC
                                                   subsidiaries
                                                   Director, ACC,
                                                   ACIM, ACS LLC
                                                   and other ACC
                                                   subsidiaries
--------------------------------------------------------------------------------------------------------------
Independent Directors
--------------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      24        Retired, Formerly           54           None
4500 Main Street                                   Chief Executive
Kansas City, MO 64111                              Officer/Treasurer,
(1940)                                             ASSOCIATED
                                                   BEARINGS COMPANY
--------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      Director      7         Senior Vice                 54            None
4500 Main Street                                   President, MIDWEST
Kansas City, MO 64111                              RESEARCH INSTITUTE
(1945)
--------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock            Director      8         Retired, formerly           54           Director,
4500 Main Street                                   Chairman, PUBLIC                         ALLIED MOTION
Kansas City, MO 64111                              SERVICE COMPANY                          TECHNOLOGIES, Inc.
(1935)                                             OF COLORADO
--------------------------------------------------------------------------------------------------------------
Donald H. Pratt            Director,     9         Chairman, WESTERN           54           Director,
4500 Main Street           Chairman                INVESTMENTS, INC.                        ATLAS-COPCO
Kansas City, MO 64111      of the                  Retired Chairman                         NORTH AMERICA,
(1937)                     Board                   of the Board,                            INC.
                                                   BUTLER MANUFACTURING
                                                   COMPANY
--------------------------------------------------------------------------------------------------------------
Gale E. Sayers             Director      4         President, Chief            54           Director, TRIAD
4500 Main Street                                   Executive Officer                        HOSPITALS, INC.
Kansas City, MO 64111                              and Founder,
(1943)                                             SAYERS40, INC.,
                                                   a technology
                                                   products and
                                                   services provider
--------------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------
26

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND
                          POSITION(S)    LENGTH                                COMPLEX       OTHER
                          HELD           OF TIME                               OVERSEEN      DIRECTORSHIPS
NAME, ADDRESS             WITH           SERVED    PRINCIPAL OCCUPATION(S)     BY            HELD BY
(YEAR OF BIRTH)           FUND           (YEARS)   DURING PAST 5 YEARS         DIRECTOR      DIRECTOR
----------------------------------------------------------------------------------------------------------
Independent Directors
----------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord    Director       10        Senior Vice                 54            Director, DST
4500 Main Street                                   President and Chief                       SYSTEMS, INC.
Kansas City, MO 64111                              Integration Officer,                      Director,
(1945)                                             SPRINT CORPORATION                        EURONET
                                                   (September 2003                           WORLDWIDE,
                                                   to present)                               INC.
                                                   Senior Vice President-
                                                   Financial Services
                                                   SPRINT CORPORATION
                                                   (January 2003 to
                                                   September 2003)
                                                   Senior Vice
                                                   President-Finance
                                                   Global Markets Group
                                                   SPRINT CORPORATION
                                                   (December 1998
                                                   to January 2003)
----------------------------------------------------------------------------------------------------------
Timothy S. Webster        Director       3         President and Chief         54            Director,
4500 Main Street                                   Executive Officer,                        AMERICAN ITALIAN
Kansas City, MO 64111                              AMERICAN ITALIAN                          PASTA COMPANY
(1961)                                             PASTA COMPANY
----------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------
William M. Lyons          President      4         Chief Executive             Not           Not
4500 Main Street                                   Officer, ACC                applicable    applicable
Kansas City, MO 64111                              (September 2000
(1955)                                             to present)
                                                   President, ACC
                                                   (June 1997
                                                   to present)
                                                   Chief Operating
                                                   Officer, ACC
                                                   (June 1996 to
                                                   September 2000)
                                                   Also serves as:
                                                   Chief Executive
                                                   Officer and President,
                                                   ACIS, ACIM, ACGIM
                                                   and other ACC
                                                   subsidiaries
                                                   Executive Vice
                                                   President, ACS LLC
                                                   Director, ACC, ACIM,
                                                   ACGIM, ACS LLC
                                                   and other ACC
                                                   subsidiaries
----------------------------------------------------------------------------------------------------------
Robert T. Jackson         Executive      9         Chief Administrative        Not           Not
4500 Main Street          Vice                     Officer, ACC                applicable    applicable
Kansas City, MO 64111     President                (August 1997
(1946)                                             to present)
                                                   Chief Financial
                                                   Officer, ACC
                                                   (May 1995 to
                                                   October 2002)
                                                   Executive Vice
                                                   President, ACC
                                                   (May 1995 to present)
                                                   Also serves as:
                                                   Chief Executive
                                                   Officer, Chief
                                                   Financial Officer and
                                                   President, ACS LLC
                                                   Chief Financial Officer
                                                   and Executive Vice
                                                   President, ACIM, ACGIM,
                                                   ACIS and other ACC
                                                   subsidiaries
                                                   Treasurer, ACIM, ACGIM
                                                   and other ACC subsidiaries
                                                   Director, ACC and other
                                                   ACC subsidiaries
----------------------------------------------------------------------------------------------------------

------
27

                                                                                 NUMBER OF
                                                                                 PORTFOLIOS
                                                                                 IN FUND
                        POSITION(S)     LENGTH                                   COMPLEX         OTHER
                        HELD            OF TIME                                  OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS           WITH            SERVED     PRINCIPAL OCCUPATION(S)       BY              HELD BY
(YEAR OF BIRTH)         FUND            (YEARS)    DURING PAST 5 YEARS           DIRECTOR        DIRECTOR
----------------------------------------------------------------------------------------------------------
Officers
----------------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior          4          Assistant Treasurer, ACC      Not             Not
4500 Main Street        Vice                       (January 1995 to present)     applicable      applicable
Kansas City, MO 64111   President,                 Also serves as: Senior
(1956)                  Treasurer                  Vice President , ACS LLC
                        and Chief                  Assistant Treasurer,
                        Accounting                 ACIM, ACGIM, ACIS
                        Officer                    AND ACS LLC
----------------------------------------------------------------------------------------------------------
David C. Tucker         Senior          4          Vice President and            Not             Not
4500 Main Street        Vice                       General Counsel, ACC          applicable      applicable
Kansas City, MO 64111   President                  (June 1998 to present)
(1958)                  and                        Also serves as: Senior
                        General                    Vice President and
                        Counsel                    General Counsel,
                                                   ACIM, ACGIM,
                                                   ACIS, ACS LLC and
                                                   other ACC subsidiaries
----------------------------------------------------------------------------------------------------------
Charles C.S. Park       Vice            4          Chief Compliance              Not             Not
4500 Main Street        President                  Officer, ACS LLC,             applicable      applicable
Kansas City, MO 64111   and                        ACIM and ACGIM
(1967)                  Chief           less than  (March 2005 to present)
                        Compliance      1 year     Vice President, ACS LLC
                        Officer                    (February 2000 to present)
                                                   Assistant General
                                                   Counsel, ACS LLC
                                                   (January 1998 to
                                                   March 2005)
----------------------------------------------------------------------------------------------------------
Robert Leach            Controller      7          Vice President, ACS LLC       Not             Not
4500 Main Street                                   (February 2000 to present)    applicable      applicable
Kansas City, MO 64111                              Controller-Fund
(1966)                                             Accounting, ACS LLC
                                                   (June 1997 to present)
----------------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer     7          Vice President, Corporate     Not             Not
4500 Main Street                                   Tax, ACS LLC                  applicable      applicable
Kansas City, MO 64111                              (April 1998 to present)
(1967)                                             Also serves as: Vice
                                                   President, ACIM, ACGIM,
                                                   ACIS and other ACC
                                                   subsidiaries
                                                   (April 1999 to present)
----------------------------------------------------------------------------------------------------------

------
28

On December 23, 1999, American Century Services, LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACS LLC (the Agreement). For its software, ACS LLC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2004, DST received $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004 was approximately $2.43 billion.

Ms. Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional 55, 890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement, since the provision of the services covered by the Agreement is within the discretion of ACS LLC.
DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS
LLC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACS LLC; she was not involved in any way with the negotiations between ACS LLC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although the Board of Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the
Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor.

------
29

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement and any subadvisory agreement. The advisor and, if applicable, subadvisor provide the board with monthly, quarterly, or annual analyses of its performance in the following areas:

* Investment performance of the funds (short-, medium- and long-term);

* Management of brokerage commission and trading costs (equity funds only);

* Shareholder services provided;

* Compliance with investment restrictions; and

* Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued.

------
30

COMMITTEES

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                              NUMBER OF
                                                                                              MEETINGS HELD
                                                                                              DURING LAST
COMMITTEE             MEMBERS                      FUNCTION                                   FISCAL YEAR
-------------------------------------------------------------------------------------------------------
Executive             Donald H. Pratt              The Executive Committee                    0
                      James E. Stowers III         performs the functions of
                      M. Jeannine Strandjord       the Board of Directors between
                                                   board meetings, subject to
                                                   the limitations on its power
                                                   set out in the Maryland General
                                                   Corporation Law, and except
                                                   for matters required by the
                                                   Investment Company Act to
                                                   be acted upon by the whole
                                                   board.

-------------------------------------------------------------------------------------------------------
Compliance            Andrea C. Hall, PhD          The Compliance and                         4
and Shareholder       Thomas A. Brown              Shareholder Communications
Communications        Gale E. Sayers               Committee reviews the results
                      M. Jeannine Strandjord       of the funds' compliance
                                                   testing program, reviews
                                                   quarterly reports from the
                                                   Communications advisor
                                                   to the board regarding various
                                                   compliance matters and
                                                   monitors the implementation
                                                   of the funds' Code of Ethics,
                                                   including any violations.
-------------------------------------------------------------------------------------------------------
Audit                 D.D. (Del) Hock              The Audit Committee                        4
                      Donald H. Pratt              approves the engagement
                      Timothy S. Webster           of the funds' independent
                                                   registered public accounting
                                                   firm, recommends approval
                                                   of such engagement to the
                                                   independent directors and
                                                   oversees the activities of
                                                   the funds' independent
                                                   registered public accounting
                                                   firm. The Committee receives
                                                   reports from the advisor's
                                                   Internal Audit Department,
                                                   which is accountable to the
                                                   Committee. The Committee
                                                   also receives reporting about
                                                   compliance matters affecting
                                                   the funds.
-------------------------------------------------------------------------------------------------------

Governance            Donald H. Pratt              The Board Governance                       1
                      Thomas A. Brown              Committee primarily considers
                      M. Jeannine Strandjord       and recommends individuals
                                                   for nomination as directors.
                                                   The names of potential director
                                                   candidates are drawn from
                                                   a number of sources,
                                                   including recommendations
                                                   from members of the
                                                   board, management and
                                                   shareholders. See NOMINATIONS
                                                   OF DIRECTORS below. This
                                                   committee also reviews and
                                                   makes recommendations to
                                                   the board with respect
                                                   to the composition of board
                                                   committees and other
                                                   board-related matters,
                                                   including its organization,
                                                   size, composition, responsibilities,
                                                   functions and compensation.
-------------------------------------------------------------------------------------------------------
Fund                  Thomas A. Brown              The Fund Performance Review                4
Performance           Andrea C. Hall, PhD          Committee reviews quarterly
Review                D.D. (Del) Hock              the investment activities
                      Donald H. Pratt              and strategies used to
                      Gale E. Sayers               manage fund assets.
                      M. Jeannine Strandjord       The committee regularly r
                      Timothy S. Webster           eceives reports from portfolio
                                                   managers and other investment
                                                   personnel concerning the
                                                   funds' investments.

-------------------------------------------------------------------------------------------------------

------
31

NOMINATIONS OF DIRECTORS

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the Committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, 4500 Main Street, Kansas City, MO
64111-7709:

* Shareholder's name, the fund name and number of fund shares owned and length of period held;

* Name, age and address of the candidate;

* A detailed resume describing among other things the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

* Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

* Number of fund shares owned by the candidate and length of time held;

* A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy; and

* A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

COMPENSATION OF DIRECTORS

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by the board to each director who is not an interested person as defined in the Investment
Company Act.

------
32

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                                     TOTAL COMPENSATION
                            TOTAL COMPENSATION       FROM THE AMERICAN
NAME OF DIRECTOR            FROM THE FUNDS(1)        CENTURY FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Thomas A. Brown             $5,362                   $87,701
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.       $5,482                   $89,701
--------------------------------------------------------------------------------
D.D. (Del) Hock             $5,482                   $89,701
--------------------------------------------------------------------------------
Donald H. Pratt             $5,714                   $93,451
--------------------------------------------------------------------------------
Gale E. Sayers              $5,300                   $86,701
--------------------------------------------------------------------------------
M. Jeannine Strandjord      $5,334                   $87,201
--------------------------------------------------------------------------------
Timothy S. Webster          $5,267                   $86,201
--------------------------------------------------------------------------------

(1) INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
    ENDED NOVEMBER 30, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
    OF THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
    DIRECTORS' DEFERRED COMPENSATION PLAN.

(2) INCLUDES COMPENSATION PAID BY THE FIVE INVESTMENT COMPANY MEMBERS OF
    THE AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT
    OF DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
    BROWN, $14,840; DR. HALL, $75,401; MR. HOCK, $77,201; MR. PRATT, $12,000;
    MR. SAYERS, $80,951; AND MR. WEBSTER, $37,101.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2004.

------
33

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the table below.

                                                                     NAME OF DIRECTORS
----------------------------------------------------------------------------------------------------------
                                                 JAMES E.        JAMES E.        THOMAS A.    ANDREA C
                                                 STOWERS, JR.    STOWERS III     BROWN        HALL, PH.D.
----------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Strategic Allocation: Conservative            A               A               E            A
----------------------------------------------------------------------------------------------------------
   Strategic Allocation: Moderate                A               A               A            A
----------------------------------------------------------------------------------------------------------
   Strategic Allocation: Aggressive              A               A               C            A
----------------------------------------------------------------------------------------------------------
   Newton                                        A               E               A            A
----------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                   E               E               E            E
----------------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN $100,000

                                                                   NAME OF DIRECTORS
---------------------------------------------------------------------------------------------------------
                                               D.D. (DEL)    DONALD     GALE E.    M. JEANNINE   TIMOTHY
                                               HOCK          H. PRATT   SAYERS     STRANDJORD    WEBSTER
---------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Strategic Allocation: Conservative          A             A          A          A             A
---------------------------------------------------------------------------------------------------------
   Strategic Allocation: Moderate              A             A          A          A             A
---------------------------------------------------------------------------------------------------------
   Strategic Allocation: Aggressive            A             A          A          A             A
---------------------------------------------------------------------------------------------------------
   Newton                                      A             A          A          A             A
---------------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                 E             E          D          E             E
---------------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN $100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment
Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

------
34

* Election of Directors

* Ratification of Selection of Auditors

* Equity-Based Compensation Plans

* Anti-Takeover Proposals

  * Cumulative Voting

  * Staggered Boards

  * "Blank Check" Preferred Stock

  * Elimination of Preemptive Rights

  * Non-targeted Share Repurchase

  * Increase in Authorized Common Stock

  * "Supermajority" Voting Provisions or Super Voting Share Classes

  * "Fair Price" Amendments

  * Limiting the Right to Call Special Shareholder Meetings

  * Poison Pills or Shareholder Rights Plans

  * Golden Parachutes

  * Reincorporation

  * Confidential Voting

  * Opting In or Out of State Takeover Laws

* Shareholder Proposals Involving Social, Moral or Ethical Matters

* Anti-Greenmail Proposals

* Changes to Indemnification Provisions

* Non-Stock Incentive Plans

* Director Tenure

* Directors' Stock Options Plans

* Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM or ACGIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

DISTRIBUTION TO THE PUBLIC

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

------
35

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of March 17,
2005 are as follows:

* American Fidelity Assurance Co.

* American United Life Insurance Company

* Ameritas Life Insurance Corporation

* Annuity Investors Life Insurance Company

* Asset Services Company L.L.C.

* Bell Globemedia Publishing

* Bellwether Consulting, LLC

* Bidart & Ross

* Business Men's Assurance Co. of America

* Callan Associates, Inc.

* Cleary Gull Inc.

* Commerce Bank, N.A.

* Connecticut General Life Insurance Company

* Defined Contribution Advisors, Inc.

* EquiTrust Life Insurance Company

* Farm Bureau Life Insurance Company

* First MetLife Investors Insurance Company

------
36

*  Fund Evaluation Group, LLC

* The Guardian Life Insurance & Annuity Company, Inc.

* Hewitt Associates LLC

* ICMA Retirement Corporation

* ING Insurance Company of America

* Investors Securities Services, Inc.

* Iron Capital Advisors

* J.P. Morgan Retirement Plan Services LLC

* Jefferson National Life Insurance Company

* Jefferson Pilot Financial

* Kansas City Life Insurance Company

* Kmotion, Inc.

* The Lincoln National Life Insurance Company

* Lipper Inc.

* Manulife Financial

* Massachusetts Mutual Life Insurance Company

* Merrill Lynch

* MetLife Investors Insurance Company

* MetLife Investors Insurance Company of California

* Midland National Life Insurance Company

* Minnesota Life Insurance Company

* Morgan Stanley DW, Inc.

* Morningstar Associates LLC

* Morningstar Investment Services, Inc.

* Mutual of America Life Insurance Company

* National Life Insurance Company

* Nationwide Financial

* NT Global Advisors, Inc.

* NYLIFE Distributors, LLC

* Principal Life Insurance Company

* Prudential Financial

* S&P Financial Communications

* Scotia McLeod

* Scudder Distributors, Inc.

* Security Benefit Life Insurance Co.

* Smith Barney

* SunTrust Bank

* Symetra Life Insurance Company

* Trusco Capital Management

* Union Bank of California, N.A.

* The Union Central Life Insurance Company

* VALIC Financial Advisors

* VALIC Retirement Services Company

* Vestek Systems, Inc.

* Wachovia Bank, N.A.

* Wells Fargo Bank, N.A.

------
37

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------
38

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 11, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds. Because the R
Classes of Strategic Allocation: Conservative and Strategic Allocation:
Aggressive were not in operation as of March 11, 2005, they are not included in the chart below.

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
FUND/                                        SHARES OWNED      SHARES OWNED
CLASS     SHAREHOLDER                        OF RECORD         BENEFICIALLY(1)
---------------------------------------------------------------------------
Strategic Asset Allocation: Conservative
---------------------------------------------------------------------------
  Investor
          UMB Bank NA TR                     5%                0%
          Anderson Corporation
          Employees 401(k)
          Kansas City, Missouri
---------------------------------------------------------------------------
  Institutional
          State Street Corp Trustee          88%               0%
          FBO Hallmark Cards Inc.
          Westwood, Massachusetts
---------------------------------------------------------------------------
  A
          Charles Schwab & Co.               52%               0%
          San Francisco, California
---------------------------------------------------------------------------
  B
          American Enterprise                25%               0%
          Investment Services
          Minneapolis, Minnesota

          Citigroup Global Markets, Inc.     7%                0%
          New York, New York

          A.G. Edwards & Sons Inc.           5%                0%
          St. Louis, Missouri
---------------------------------------------------------------------------
  C
          M L P F & S Inc.                   79%               0%
          Jacksonville, Florida
---------------------------------------------------------------------------
  Advisor
          Saxon & Co.                        30%               0%
          Philadelphia, Pennsylvania

          Reliance Trust                     19%               0%
          Company Directed
          TR Metlife
          Retirement & Savings
          Jersey City, New Jersey

          Charles Schwab & Co., Inc.         9%                0%
          San Francisco, California
---------------------------------------------------------------------------
Strategic Asset Allocation: Moderate
---------------------------------------------------------------------------
  Investor
          JPMorgan Chase Bank Trustee        6%                0%
          Collins & Aikman Personal
          Savings Plan
          Kansas City, Missouri
---------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY WE REPORT THESE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
39

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY(1)
----------------------------------------------------------------------------
Strategic Asset Allocation: Moderate
----------------------------------------------------------------------------
  Institutional
         State Street Corp Trustee            29%              0%
         FBO Hallmark Cards Inc
         Westwood, Massachusetts

         JPMorgan Chase                       18%              0%
         Bank Trustee FBO
         Clarian Health Partners
         Defined Contribution Plan
         Kansas City, Missouri

         Chase Manhattan                      9%               0%
         Bank Trustee
         The BOC Group Inc. Savings
         Investment Plan Trust
         New York, New York

         JPMorgan Chase                       6%               0%
         Bank Trustee
         Pennzoil Quaker State Co.
         Savings and Investment Plan
         Kansas City, Missouri

         The Chase Manhattan                  6%               0%
         Bank NA TR
         Huntsman Corp. Salary
         Deferral Plan & Trust
         New York, New York
----------------------------------------------------------------------------
  A
         Charles Schwab & Co., Inc.           41%              0%
         San Francisco, California

         National Financial Services Corp.    6%               0%
         Astoria, New York
----------------------------------------------------------------------------
  B
         M L P F & S Inc.                     16%              0%
         Jacksonville, Florida
----------------------------------------------------------------------------
  C
         M L P F & S Inc.                     15%              0%
         Jacksonville, Florida

         Hubco Regions Financial Corp.        5%               0%
         Birmingham, Alabama
----------------------------------------------------------------------------
  R
         J Friduss & B Schiff                 56%              0%
         TTEES FBO
         Friduss Lukee Schiff
         401k Plan & Trust
         Chicago, Illinois

         MCB Trust Services                   32%              0%
         Cust FBO Natren Inc
         401k Profit Sharing Plan
         Denver, Colorado
----------------------------------------------------------------------------
  Advisor
         Saxon and Co.                        33%              0%
         Philadelphia, Pennsylvania

         Reliance Trust                       13%              0%
         Company Directed
         TR Metlife Retirement
         & Savings
         Jersey City, New Jersey

         Charles Schwab & Co., Inc.           10%              0%
         San Francisco, California
----------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY WE REPORT THESE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
40

                                             PERCENTAGE OF       PERCENTAGE OF
                                             OUTSTANDING         OUTSTANDING
FUND/                                        SHARES OWNED        SHARES OWNED
CLASS       SHAREHOLDER                      OF RECORD           BENEFICIALLY(1)
-----------------------------------------------------------------------------
Strategic Asset Allocation: Aggressive
-----------------------------------------------------------------------------
  Investor
            Charles Schwab & Co., Inc.       8%                  0%
            San Francisco, California

            Union Bank TR Nominee FBO        5%                  0%
            Select Benefit Omnibus
            San Diego, California
-----------------------------------------------------------------------------
  Institutional
            State Street Corp Trustee        31%                 0%
            FBO Hallmark Cards Inc
            Westwood, Massachusetts

            JPMorgan Chase & Co TR           14%                 0%
            Marconi USA
            Wealth Accumulation
            Plan Trust
            New York, New York

            The Chase Manhattan              12%                 0%
            Bank NA TR
            Huntsman Corp. Salary
            Deferral Plan & Trust
            New York, New York

            JPMorgan Chase                   8%                  0%
            Bank Trustee
            St. Jude Medical Inc.
            PS Employee
            Savings Plan and Trust
            Kansas City, Missouri

            JPMorgan Chase                   7%                  0%
            Bank Trustee
            Sypris Retirement
            Savings Plan
            Kansas City, Missouri

            Chase Manhattan                  6%                  0%
            Bank Trustee
            The BOC Group
            Inc. Savings
            Investment Plan Trust
            New York, New York

            The Chase Manhattan              5%                  0%
            Bank NA TR
            Winnebago Industries
            Inc. P/S & Deferred
            Svgs Invest Plan
            New York, New York
-----------------------------------------------------------------------------
  A
            Charles Schwab & Co., Inc.       60%                 0%
            San Francisco, California
-----------------------------------------------------------------------------
  B
            M L P F & S Inc.                 35%                 0%
            Jacksonville, Florida
-----------------------------------------------------------------------------
  C
            M L P F & S Inc.                 6%                  0%
            Jacksonville, Florida
-----------------------------------------------------------------------------
  Advisor
            Saxon and Co.                    29%                 0%
            Philadelphia, Pennsylvania

            Reliance Trust                   13%                 0%
            Company Directed
            TR Metlife Retirement
            & Savings
            Jersey City, New Jersey
-----------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY WE REPORT THESE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------
41

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD          BENEFICIALLY(1)
----------------------------------------------------------------------------
Strategic Asset Allocation: Aggressive
----------------------------------------------------------------------------
  Advisor
           Charles Schwab & Co., Inc.        13%                0%
           San Francisco, California

           FNB Nominee Co. 401k Plans        7%                 0%
           Indiana, Pennsylvania
----------------------------------------------------------------------------
Newton
----------------------------------------------------------------------------
  Investor
           American Century Investment       21%                21%
           Management, Inc.
           Kansas City, Missouri

           James E. Stowers III TR           9%                 9%
           Shawnee Mission, Kansas
----------------------------------------------------------------------------

(1) IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
    INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY WE REPORT THESE SHARES AS
    BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
    CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than
25% of the voting securities of American Century Strategic Asset Allocations,
Inc. A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of March 11, 2005, the officers and directors of the funds, as a group, owned 11% of the Investor
Class of Newton and owned less than 1% of all other classes of the other funds'
outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACGIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC.
James E. Stowers Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. American Century Global Investment Management,
Inc. (ACGIM) serves as the subadvisor for the international and emerging markets equity portions of the funds (except Newton). A description of the responsibilities of the advisor (ACIM or ACGIM) appears in each prospectus under the heading Management.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

------
42

FUND                 CLASS                             PERCENTAGE OF STRATEGY ASSETS
------------------------------------------------------------------------------------------------
Strategic            Investor, A, B, C and R           1.00% of first $500 million
Allocation:                                            0.95% more than $500 million to $1 billion
Conservative                                           0.90% more than $1 billion to $5 billion
                                                       0.85% over $5 billion
                  -------------------------------------------------------------------------------
                     Advisor                           0.75% of first $500 million
                                                       0.70% more than $500 million to $1 billion
                                                       0.65% more than $1 billion to $5 billion
                                                       0.60% over $5 billion
                  -------------------------------------------------------------------------------
                     Institutional                     0.80% of first $500 million
                                                       0.75% more than $500 million to $1 billion
                                                       0.70% more than $1 billion to $5 billion
                                                       0.65% over $5 billion
------------------------------------------------------------------------------------------------
Strategic            Investor, A, B, C and R           1.10% of 0 to $1 billion
Allocation:                                            1.00% more than $1 billion to $5 billion
Moderate                                               0.95% over $5 billion
                  -------------------------------------------------------------------------------
                     Advisor                           0.85% of 0 to $1 billion
                                                       0.75% more than $1 billion to $5 billion
                                                       0.70% over $5 billion
                  -------------------------------------------------------------------------------
                     Institutional                     0.90% of 0 to $1 billion
                                                       0.80% more than $1 billion to $5 billion
                                                       0.75% over $5 billion
------------------------------------------------------------------------------------------------
Strategic            Investor, A, B, C and R           1.20% of 0 to $1 billion
Allocation:                                            1.10% more than $1 billion to $5 billion
Aggressive                                             1.05% over $5 billion
                  -------------------------------------------------------------------------------
                     Advisor                           0.95% of 0 to $1 billion
                                                       0.85% more than $1 billion to $5 billion
                                                       0.80% over $5 billion
                  -------------------------------------------------------------------------------
                     Institutional                     1.00% of 0 to $1 billion
                                                       0.90% more then $1 billion to $5 billion
                                                       0.85% over $5 billion
------------------------------------------------------------------------------------------------
Newton               Investor                          1.50% of first $500 million
                                                       1.45% of next $500 million
                                                       1.40% over $1 billion
------------------------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1) the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2) the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

------
43

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund by class for the fiscal periods ended November 30, 2004, 2003 and 2002, are indicated in the following table. As new classes, the R Class of Strategic Allocation: Conservative and Strategic
Allocation: Aggressive, information regarding these classes was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES
--------------------------------------------------------------------------------
FUND                          2004                  2003                 2002
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
  Investor                  $3,267,230           $2,621,882           $2,233,365
--------------------------------------------------------------------------------
  Institutional             $1,254,319           $846,191             $120,315
--------------------------------------------------------------------------------
  A Class                   $522(1)              N/A                  N/A
--------------------------------------------------------------------------------
  B Class                   $108(1)              N/A                  N/A
--------------------------------------------------------------------------------
  C Class                   $392(1)              N/A                  N/A
--------------------------------------------------------------------------------
  Advisor                   $818,903             $441,446             $143,924
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
  Investor                  $8,235,826           $6,559,112           $6,298,323
--------------------------------------------------------------------------------
  Institutional             $3,082,658           $1,605,231           $973,825
--------------------------------------------------------------------------------
  A Class                   $1,719(1)            N/A                  N/A
--------------------------------------------------------------------------------
  B Class                   $408(1)              N/A                  N/A
--------------------------------------------------------------------------------
  C Class                   $45,130              $13,912              $1,773
--------------------------------------------------------------------------------
  Advisor                   $2,341,252           $1,452,777           $721,130
--------------------------------------------------------------------------------
  R Class                   $1,432               $7(2)                N/A
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
  Investor                  $6,148,982           $3,952,760           $3,628,971
--------------------------------------------------------------------------------
  Institutional             $511,532             $314,220             $301,092
--------------------------------------------------------------------------------
  A Class                   $476(1)              N/A                  N/A
--------------------------------------------------------------------------------
  B Class                   $188(1)              N/A                  N/A
--------------------------------------------------------------------------------
  C Class                   $54,197              $21,340              $4,639
--------------------------------------------------------------------------------
  Advisor                   $2,095,987           $1,059,426           $512,621
--------------------------------------------------------------------------------
Newton
  Investor                  $78,693              $6,363(2)            N/A
--------------------------------------------------------------------------------

(1) SEPTEMBER 30, 2004 (INCEPTION) THROUGH NOVEMBER 30, 2004.

(2) AUGUST 29, 2003 (INCEPTION) THROUGH NOVEMBER 30, 2003.

------
44

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
----------------------------------------------------------------------------------------------------------------------
                                                                                              OTHER ACCOUNTS
                                                                     OTHER POOLED             (E.G., SEPARATE
                                         REGISTERED INVESTMENT       INVESTMENT VEHICLES      ACCOUNTS AND
                                         COMPANIES (E.G., OTHER      (E.G., COMMINGLED        CORPORATE ACCOUNTS,
                                         AMERICAN CENTURY FUNDS      TRUSTS AND 529           INCLUDING INCUBATION
                                         AND AMERICAN CENTURY -      EDUCATION SAVINGS        STRATEGIES AND
                                         SUBADVISED FUNDS)           PLANS)                   CORPORATE MONEY)
----------------------------------------------------------------------------------------------------------------------
Newton
John Small Jr.      Number of Other      1                           1                        0
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $245,963,567.92             $763,019.85              N/A
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation:
Conservative
Jeff Tyler          Number of Other      16                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $3,884,202,117.95           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Gina Sanchez        Number of Other      12                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $2,674,740,365.34           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Irina Torelli(1)    Number of Other      12                          0                        30
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $2,742,429,084.29           N/A                      $982,827,670.07
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation:
Moderate
Jeff Tyler          Number of Other      16                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $2,879,056,640.39           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Gina Sanchez        Number of Other      12                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $1,669,594,887.78           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Irina Torelli(1)    Number of Other      12                          0                        30
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $1,721,118,506.30           N/A                      $982,827,670.07
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------

(1) BECAUSE MS. TORELLI WAS NOT A PORTFOLIO MANAGER OF THE FUND ON
    NOVEMBER 30, 2004, INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

------
45

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
----------------------------------------------------------------------------------------------------------------------
                                                                                              OTHER ACCOUNTS
                                                                     OTHER POOLED             (E.G., SEPARATE
                                         REGISTERED INVESTMENT       INVESTMENT VEHICLES      ACCOUNTS AND
                                         COMPANIES (E.G., OTHER      (E.G., COMMINGLED        CORPORATE ACCOUNTS,
                                         AMERICAN CENTURY FUNDS      TRUSTS AND 529           INCLUDING INCUBATION
                                         AND AMERICAN CENTURY -      EDUCATION SAVINGS        STRATEGIES AND
                                         SUBADVISED FUNDS)           PLANS)                   CORPORATE MONEY)
----------------------------------------------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
Jeff Tyler          Number of Other      16                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $3,590,449,720.36           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Gina Sanchez        Number of Other      12                          0                        27
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $2,380,987,967.75           N/A                      $867,527,389.41
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------
Irina Torelli(1)    Number of Other      12                          0                        30
                    Accounts Managed

--------------------------------------------------------------------------------------------------
                    Assets in Other      $2,413,523,380.85           N/A                      $982,827,670.07
                    Accounts Managed
----------------------------------------------------------------------------------------------------------------------

(1) BECAUSE MS. TORELLI WAS NOT A PORTFOLIO MANAGER OF THE FUND ON
    NOVEMBER 30, 2004, INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios PRO RATA based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

------
46

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

------
47

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent fiscal year end.

OWNERSHIP OF SECURITIES
--------------------------------------------------------------------------------
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Newton
           John Small Jr.          B
--------------------------------------------------------------------------------
Strategic Allocation:
Conservative
           Jeff Tyler              A(1)
--------------------------------------------------------------------------------
           Gina Sanchez            A(1)
--------------------------------------------------------------------------------
           Irina Torelli           A(1)(2)
--------------------------------------------------------------------------------
Strategic Allocation:
Moderate
           Jeff Tyler              E
--------------------------------------------------------------------------------
           Gina Sanchez            D
--------------------------------------------------------------------------------
           Irina Torelli           A(1)(2)
--------------------------------------------------------------------------------
Strategic Allocation:
Aggressive
           Jeff Tyler              A(1)
--------------------------------------------------------------------------------
           Gina Sanchez            A(1)
--------------------------------------------------------------------------------
           Irina Torelli           A(1)(2)
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1) AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
    REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
    PORTFOLIOS THEY OVERSEE. HOWEVER, THIS POLICY DOES NOT REQUIRE THE
    PORTFOLIO MANAGERS OF THE STRATEGIC ASSET ALLOCATION FUNDS TO INVEST IN
    EACH OF THOSE FUNDS. RATHER, THEY ARE PERMITTED TO INVEST IN THE ONE THAT
    MOST CLOSELY REFLECTS THEIR PERSONAL INVESTMENT OBJECTIVES.

(2) MS. TORELLI DID NOT BECOME A PORTFOLIO MANAGER OF THE FUND UNTIL
    FEBRUARY 2005. INFORMATION IS PROVIDED AS OF FEBRUARY 28, 2005.

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48

SUBADVISOR

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. Currently,
American Century Global Investment Management, Inc. (ACGIM) serves as subadvisor for the international and emerging market equity portions of each fund (except
Newton) under a subadvisory agreement between American Century Investment
Management, Inc. (ACIM) and ACGIM dated January 1, 2005. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the funds'
outstanding voting securities or by vote of a majority of the funds' directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days' written notice by ACIM, ACGIM, the Board of Directors, or a majority of the funds' outstanding votes and will terminate automatically in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and ACIM.

The subadvisory agreement provides that ACGIM will make investment decisions for the funds (except Newton) in accordance with the funds' investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from ACIM from time to time. For these services, ACIM will pay ACGIM a monthly fee at an annual rate of 0.90% of the international and emerging market equity portions of each fund's (except Newton's) average daily net assets up to
$100 million, 0.80% of the average daily net assets of the next $150 million,
0.75% of the average daily net assets of the next $250 million, and 0.70% of average daily net assets over $500 million.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR on page 42.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR on page 42.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and

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49

exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, and would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche provides services including

(1) auditing the annual financial statements for each fund,

(2) assisting and consulting in connection with SEC filings, and

(3) reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

THE NEWTON FUND AND THE EQUITY PORTION OF THE ASSET ALLOCATION FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. For the international and emerging markets equity portions of the funds (except Newton), ACIM has delegated responsibility for selecting brokers to execute portfolio transactions to ACGIM under the terms of the investment subadvisory agreement.

The advisor or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or the subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not use brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

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50

In the years ended November 30, 2004, 2003 and 2002, the brokerage commissions of each fund were as follows:

FUND                              2004               2003               2002
--------------------------------------------------------------------------------
Strategic Allocation:           $647,948           $628,286           $290,863
Conservative
--------------------------------------------------------------------------------
Strategic Allocation:           $3,130,495         $2,963,563         $2,260,091
Moderate
--------------------------------------------------------------------------------
Strategic Allocation:           $2,307,466         $1,911,652         $1,603,175
Aggressive
--------------------------------------------------------------------------------
Newton                          $49,199            $2,641             N/A
--------------------------------------------------------------------------------

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

THE FIXED-INCOME PORTION OF THE ASSET ALLOCATION FUNDS

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price.
In other transactions, the selection of a broker or dealer is a function of market selection and price negotiation, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities from and to dealers who provide statistical and other information and services, including research, to the funds and to the advisor.
Such information and services will be in addition to, and not in lieu of, the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

The funds generally purchase and sell debt securities through principal transactions, meaning that the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
November 30, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

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51

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                       BROKER, DEALER OR PARENT         NOVEMBER 30, 2004
--------------------------------------------------------------------------------
Strategic Allocation:      Morgan Stanley                   $3,918,761
Conservative
                       ---------------------------------------------------------
                           LB-UBS Commercial                $3,055,016
                           Mortgage Trust
                       ---------------------------------------------------------
                           Merrill Lynch & Co., Inc.        $2,518,683
                       ---------------------------------------------------------
                           American Express Co.             $2,367,205
                       ---------------------------------------------------------
                           Goldman Sachs Group, Inc.        $1,834,782
                       ---------------------------------------------------------
                           UBS AG                           $965,454
                       ---------------------------------------------------------
                           Credit Suisse First Boston       $803,150
                       ---------------------------------------------------------
                           Fiserv, Inc.                     $477,524
                       ---------------------------------------------------------
                           Raymond James Financial, Inc.    $330,320
--------------------------------------------------------------------------------
Strategic Allocation:      American Express Co.             $8,597,469
Moderate
                       ---------------------------------------------------------
                           Morgan Stanley                   $7,184,654
                       ---------------------------------------------------------
                           Merrill Lynch & Company Inc.     $4,467,875
                       ---------------------------------------------------------
                           LB-UBS Commercial                $4,336,152
                           Mortgage Trust
                       ---------------------------------------------------------
                           Goldman Sachs Group, Inc.        $3,639,428
                       ---------------------------------------------------------
                           UBS AG                           $2,749,421
                       ---------------------------------------------------------
                           Raymond James Financial, Inc.    $1,445,131
                       ---------------------------------------------------------
                           Fiserv, Inc.                     $997,409
                       ---------------------------------------------------------
                           Credit Suisse First Boston       $903,544
--------------------------------------------------------------------------------
Strategic Allocation:      American Express Co.             $5,579,068
Aggressive
                       ---------------------------------------------------------
                           Morgan Stanley                   $2,835,736
                       ---------------------------------------------------------
                           Goldman Sachs Group, Inc.        $2,265,590
                       ---------------------------------------------------------
                           UBS AG                           $2,050,043
                       ---------------------------------------------------------
                           Merrill Lynch & Company Inc.     $2,017,232
                       ---------------------------------------------------------
                           LB-UBS Commercial                $1,281,136
                           Mortgage Trust
                       ---------------------------------------------------------
                           Raymond James Financial, Inc.    $752,900
                       ---------------------------------------------------------
                           Fiserv, Inc.                     $523,736
                       ---------------------------------------------------------
                           Credit Suisse First Boston       $200,788
--------------------------------------------------------------------------------
Newton                     None
--------------------------------------------------------------------------------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by

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52

the votes received from all of the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series or class of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to

------
53

Rule 12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for such services, the funds' advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Directors has adopted an Advisor Class Plan.
Pursuant to the Advisor Class Plan, the Advisor Class pays the funds'
distributor 0.50% annually of the aggregate average daily assets of the funds'
Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan was:

Strategic Allocation: Conservative   $552,158
Strategic Allocation: Moderate       $1,426,648
Strategic Allocation: Aggressive     $1,103,152

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to,

(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

------
54

(d) providing and maintaining elective services such as check-writing and wire transfer services;

(e) acting as shareholder of record and nominee for beneficial owners;

(f) maintaining account records for shareholders and/or other beneficial owners;

(g) issuing confirmations of transactions;

(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i) preparing and forwarding shareholder communications from the funds
    (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j) providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for shareholder services was:

Strategic Allocation: Conservative    $276,079
Strategic Allocation: Moderate        $713,324
Strategic Allocation: Aggressive      $551,576

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to,

(a) payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor
    Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributors who engage in or support distribution of the funds' Advisor
    Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributors;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective investors about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting investors in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and organizing payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying "service fees" for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD;
    and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

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55

During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for distribution services was:

Strategic Allocation: Conservative   $276,079
Strategic Allocation: Moderate       $713,324
Strategic Allocation: Aggressive     $551,576

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor a fee equal to 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services
(as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the A Class plan was:

     Strategic Allocation: Conservative     $132
     Strategic Allocation: Moderate         $405
     Strategic Allocation: Aggressive       $99

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

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56

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
    Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the B Class shares, 0.25%

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57

of which is paid for certain ongoing individual shareholder and administrative services (as described below) and 0.75% of which is paid for distribution services, including past distribution services (as described below). The payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the B Class plan was:

     Strategic Allocation: Conservative     $109
     Strategic Allocation: Moderate         $384
     Strategic Allocation: Aggressive       $156

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
    Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

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58

(k) organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below) and
0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November
30, 2004, the aggregate amount of fees paid under the C Class Plan was:

     Strategic Allocation: Conservative            $396
     Strategic Allocation: Moderate                $42,173
     Strategic Allocation: Aggressive              $45,164

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

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59

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
    Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

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60

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the R Class Plan was:

Strategic Allocation: Moderate     $671

Because the R Class of Strategic Allocation: Conservative and Strategic
Allocation: Aggressive were not in operation as of the fiscal year end, no fees have been paid.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for past individual shareholder and distribution services as described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a) providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b) creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c) conducting proprietary research about investment choices and the market in general;

(d) periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e) consolidating shareholder accounts in one place; and

(f) other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a) the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
    Class shares pursuant to selling agreements;

(b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c) compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d) printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e) preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

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61

(g) providing facilities to answer questions from prospective shareholders about fund shares;

(h) complying with federal and state securities laws pertaining to the sale of fund shares;

(i) assisting shareholders in completing application forms and selecting dividend and other account options;

(j) providing other reasonable assistance in connection with the distribution of fund shares;

(k) organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l) profit on the foregoing;

(m) paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled "Choosing a Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

* Qualified retirement plan purchases

* Certain individual retirement account rollovers

* Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

* Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

* Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

* Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

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62

The aggregate contingent deferred sales charges paid to the distributor for the
C Class shares in the fiscal year ended November 30, 2004, were: Strategic
Allocation: Moderate, $1,228.26; and Strategic Allocation: Aggressive,
$11,429.29.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

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63

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

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64

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate
Investment Trusts) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

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65

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFICs), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of November 30, 2004, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND               2008      2009      2010             2011          2012
--------------------------------------------------------------------------------
Strategic          0         0         0                0             0
Allocation:
Conservative
--------------------------------------------------------------------------------
Strategic          0         0         0                0             0
Allocation:
Moderate
--------------------------------------------------------------------------------
Strategic          0         0         (9,706,782)      0             0
Allocation:
Aggressive
--------------------------------------------------------------------------------
Newton             0         0         0                (25,707)      (698,751)
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social
Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

------
66

FINANCIAL STATEMENTS

The financial statements have been audited by Deloitte & Touche LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' Annual Report for the fiscal year ended
November 30, 2004, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the prospectus, the funds may invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA      This is the highest rating assigned by S&P to a debt obligation.
         It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
         conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below
         BBB is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B        Debt rated in this category is more vulnerable to nonpayment than obligations rated 'BB', but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
         B or B- rating.
--------------------------------------------------------------------------------
CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to
         debt subordinated to senior debt that is assigned an
         actual or implied CCC rating.
--------------------------------------------------------------------------------
C        The rating C typically is applied to debt subordinated
         to senior debt, and is currently highly vulnerable to
         nonpayment of interest and principal. This rating may
         be used to cover a situation where a bankruptcy
         petition has been filed or similar action taken, but debt
         service payments are being continued.
--------------------------------------------------------------------------------
D        Debt rated in this category is in default. This rating is
         used when interest payments or principal repayments
         are not made on the date due even if the applicable
         grace period has not expired, unless S&P believes that
         such payments will be made during such grace period.
         It also will be used upon the filing of a bankruptcy
         petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------
67

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa       This is the highest rating assigned by Moody's to a debt
          obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it
          comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A         Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
          Although capacity to pay interest and repay principal are
          considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
          conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa       Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
          While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative
          characteristics.
--------------------------------------------------------------------------------
Ba        Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
          uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B         Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa       Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implies B or B3 rating.
--------------------------------------------------------------------------------
Ca        Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C         This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------

FITCH, INC.
--------------------------------------------------------------------------------
AAA         Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA          Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A           Debt rated in this category has a low expectation of credit risk.
            Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB         Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
            circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

------
68

FITCH, INC.
------------------------------------------------------------------------------------
BB            Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
------------------------------------------------------------------------------------
B             Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
------------------------------------------------------------------------------------
CCC, CC, C    Debt rated in these categories has a real possibility for default.
              Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.
------------------------------------------------------------------------------------
DDD, DD, D    The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%- 100% of
              outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

              Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
------------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P      MOODY'S       DESCRIPTION
--------------------------------------------------------------------------------
A-1      Prime-1       This indicates that the degree of safety regarding
         (P-1)         timely payment is strong. Standard & Poor's rates
                       those issues determined to possess extremely
                       strong safety characteristics as A-1+.
--------------------------------------------------------------------------------
A-2      Prime-2       Capacity for timely payment on commercial paper is
         (P-2)         satisfactory, but the relative degree of safety is not
                       as high as for issues designated A-1. Earnings
                       trends and coverage ratios, while sound, will be more
                       subject to variation. Capitalization characteristics,
                       while still appropriated, may be more affected by
                       external conditions. Ample alternate liquidity
                       is maintained.
--------------------------------------------------------------------------------
A-3      Prime-3       Satisfactory capacity for timely repayment. Issues
         (P-3)         that carry this rating are somewhat more vulnerable
                       to the adverse changes in circumstances than
                       obligations carrying the higher designations.
--------------------------------------------------------------------------------

------
69

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1      Notes are of the highest quality enjoying
                             strong protection from established cash
                             flows of funds for their servicing or from
                             established and broad-based access to the
                             market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2      Notes are of high quality with margins of
                             protection ample, although not so large as
                             in the preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3      Notes are of favorable quality with all
                             security elements accounted for, but
                             lacking the undeniable strength of the
                             preceding grades. Market access for
                             refinancing, in particular, is likely to be less
                             well established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4      Notes are of adequate quality, carrying
                             specific risk but having protection and not
                             distinctly or predominantly speculative.
--------------------------------------------------------------------------------

------
70

NOTES

------
71

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan

* a bank

* a broker-dealer

* an insurance company

* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-8532

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-41808 0503

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

PART C.   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century  Strategic Asset
Allocations,  Inc., dated March 31, 1994 (filed  electronically as Exhibit 1a to
Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on
December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (2)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated November 28, 1995 (filed  electronically as Exhibit 1b to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant
on December 1, 1995, File No. 33-79482, and incorporated herein by reference).

          (3)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated December 26, 1995 (filed  electronically as Exhibit 1c to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant
on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (4)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1d to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (5)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1e to
Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on
February 5, 1996, File No. 33-79482, and incorporated herein by reference).

          (6)  Articles  Supplementary  of  Twentieth  Century  Strategic  Asset
Allocations,  Inc., dated September 9, 1996 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  4  to  the  Registration  Statement  of  the
Registrant on January 5, 1999, File No.  33-79482,  and  incorporated  herein by reference).

          (7)  Articles  of  Amendment  of  Twentieth  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1f to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (8)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1g to
Post-Effective  Amendment No. 2 to the Registration  Statement of the Registrant
on March 26, 1997, File No. 33-79482, and incorporated herein by reference).

          (9)  Articles   Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated February 16, 1999 (filed  electronically as an Exhibit to  Post-Effective  Amendment  No.  6  to  the  Registration  Statement  of  the
Registrant on March 30, 1999,  File No.  33-79482,  and  incorporated  herein by reference).

          (10)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated August 2, 1999, (filed electronically as an Exhibit to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 31, 2000, File No. 33-79482, and incorporated herein by reference).

          (11)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated May 22, 2000 (filed  electronically  as Exhibit a11 to
Post-Effective Amendment No. 10 to the Registration Statement of the Registrant,
on June 30, 2000, File No. 33-79482, and incorporated herein by reference).

          (12)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc.,  dated May 5, 2001 (filed  electronically  as Exhibit a12 to
Post-Effective  Amendment No. 13 to the Registration Statement of the Registrant
on April 20, 2001, File No. 33-79482, and incorporated herein by reference).

          (13)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 14, 2003 (filed electronically as Exhibit a13 to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (14)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated February 24, 2004, (filed electronically as Exhibit a13 to  Post-Effective  Amendment  No.  18 to  the  Registration  Statement  of  the
Registrant on March 29, 2004,  File No.  33-79482,  and  incorporated  herein by reference).

          (15)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated July 20, 2004 (filed  electronically as Exhibit a15 to
Post-Effective  Amendment No. 19 to the Registration Statement of the Registrant
on July 30, 2004, File No. 33-79482, and incorporated herein by reference).

          (16)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations, Inc., dated August 18, 2004 (filed electronically as Exhibit a16 to
Post-Effective  Amendment No. 20 to the Registration Statement of the Registrant
on September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (17)  Articles  Supplementary  of  American  Century  Strategic  Asset
Allocations,  Inc., dated January 13, 2005 (filed  electronically as Exhibit a17 to  Post-Effective  Amendment  No.  21 to  the  Registration  Statement  of  the
Registrant on January 28, 2005, File No. 33-79482,  and  incorporated  herein by reference).

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  21  to  the
Registration Statement of the Registrant on January 28, 2005, File No. 33-79482,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh,  Article Eighth and Article Ninth of
Registrant's   Articles  of  Incorporation,   appearing  as  Exhibit  (a)(1)  to
Pre-Effective Amendment No. 3 on Form N-1A of the Registrant; and Sections 3, 4,
5, 7, 8, 9, 10, 11, 22,  25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended
and Restated By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc., dated February 24, 2005, is included herein.

          (2) Investment  Subadvisory Agreement with American Century Investment
Management, Inc. and American Century Global Investment Management,  Inc., dated
January 1, 2005, is included heren.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment  Services,  Inc.,  dated February 24, 2005 (filed  electronically  as
Exhibit e to Post-Effective  Amendment No. 109 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 25, 2005, File No. 2-14213,  and
incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit 8d to  Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit 8 to  Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  of
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (5) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  February  1, 1996  (filed  electronically  as Exhibit 9 to  Pre-Effective
Amendment No. 4 to the  Registration  Statement of the Registrant on February 5,
1996, File No. 33-79482, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i) Opinion and Consent of Counsel, dated March 30, 2005, is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm, dated March 24, 2005, is included herein.

          (2) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (3)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15d to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242, and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American  Century World Mutual Funds,  Inc. on May 24, 2000, File No.  33-39242,
and incorporated herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds,  Inc. on April 19, 2001, File No. 33-39242,
and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (15) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century  World Mutual  Funds,  Inc. on April 19, 2001,  File No.  33-39242,  and
incorporated herein by reference).

          (16) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American Century World Mutual Funds, Inc. on October 1, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  February  27,  2004 (filed  electronically  as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
the Registrant on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (22)  Amendment  No.  2 to the  Master  Distribution  and  Shareholder
Services  Plan (A Class),  dated  September  30, 2004 (filed  electronically  as
Exhibit m22 to Post-Effective Amendment No. 106 to the Registration Statement of
American Century Mutual Funds, Inc. on November 29, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (25)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration Statement of the Registrant on February 26, 2004, File No. 2-14213,
and incorporated herein by reference).

          (26)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (27)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (28) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (29)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (30)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder  Services  Plan (R Class),  dated  February  24,  2005,  is included herein.

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically as Exhibit n1 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of the Registrant on August 28,
2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc., on November 29, 2004, File No. 2-14213,  and incorporated herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005, is included herein.

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25.  Indemnification.

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Ninth of the Registrant's  Articles of  Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and directors by way of indemnification against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor

          NONE.

Item 27. Principal Underwriters

I. (a)  American  Century  Investment  Services,  Inc.  (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal        Positions and Offices           Positions and Offices
Business Address*         with Underwriter                with Registrant
--------------------------------------------------------------------------------
James E. Stowers, Jr.     Director                         Director and
                                                           Co-Vice Chairman

James E. Stowers III      Chairman and Director            Director and
                                                           Co-Vice Chairman

William M. Lyons          President, Chief Executive       President
                          Officer and Director

Robert T. Jackson         Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Brian Jeter               Senior Vice President            none

Mark Killen               Senior Vice President            none

Dave Larrabee             Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice
                          and General Counsel              President and
                                                           General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

          (c) Not applicable.

Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of American  Century  Strategic  Asset  Allocations,  Inc.,  American
Century Services, LLC, American Century Global Investment Management,  Inc., and
American Century Investment  Management,  Inc., all located at 4500 Main Street,
Kansas City, Missouri 64111.

Item 29.  Management Services - Not Applicable.

Item 30.  Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 30th day of
March, 2005.

                            American Century Strategic Asset Allocations, Inc.
                            (Registrant)

                            By: /*/ William M. Lyons
                                -----------------------------------------
                                William M. Lyons
                                President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                                    Date

*William M. Lyons            President and                      March 30, 2005
----------------------       Principal Executive Officer
William M. Lyons

*Maryanne Roepke             Senior Vice President,             March 30, 2005
----------------------       Treasurer and Chief
Maryanne Roepke              Accounting Officer

*James E. Stowers, Jr.       Co-Vice Chairman and               March 30, 2005
----------------------       Director
James E. Stowers, Jr.

*James E. Stowers III        Co-Vice Chairman                   March 30, 2005
----------------------       and Director
James E. Stowers III

*Thomas A. Brown             Director                           March 30, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.       Director                           March 30, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock            Director                           March 30, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt             Chairman of the Board and          March 30, 2005
----------------------       Director
Donald H. Pratt

*Gale E. Sayers              Director                           March 30, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord      Director                           March 30, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster          Director                           March 30, 2005
----------------------
Timothy S. Webster

*By  /s/ Brian L. Brogan
     ------------------------------------
     Brian L. Brogan
     Attorney-in-Fact
     (pursuant to a Power of Attorney
     dated November 16, 2004)